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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for seven of its series, Evergreen Alabama Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund, for the six months ended February 29, 2008. These eight series have an August 31 fiscal year end.

Date of reporting period: February 29, 2008

Item 1 - Reports to Stockholders.

Evergreen Alabama Municipal Bond Fund

Evergreen

ALABAMA MUNICIPAL BOND FUND

Semiannual Report
as of February 29, 2008

Evergreen Investments℠
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

2	FUND AT A GLANCE
4	ABOUT YOUR FUND’S EXPENSES
5	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
21	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

FUND AT A GLANCE
as of February 29, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• Mathew M. Kiselak†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS
Portfolio inception date: 1/1/1989

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	8/20/1999

Nasdaq symbol	EALAX	EALBX	EALZX	EALYX

6-month return with sales charge	-7.74%	-8.26%	-4.45%	N/A

6-month return w/o sales charge	-3.14%	-3.50%	-3.50%	-3.02%

Average annual return*

1-year with sales charge	-10.10%	-10.88%	-7.24%	N/A

1-year w/o sales charge	-5.62%	-6.33%	-6.33%	-5.38%

5-year	0.16%	0.37%	0.71%	1.31%

10-year	2.78%	3.06%	3.06%	3.36%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Alabama Tax-Free Income Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Prior to 8/20/1999, the returns for SouthTrust Alabama Tax-Free Income Fund are based on the SouthTrust fund’s predecessor common trust fund’s (CTF) performance adjusted for mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Richard K. Marrone as portfolio manager of the fund.

2

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Alabama Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of February 29, 2008, and subject to change.

3

ABOUT YOUR FUND’S EXPENSES
The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class A	$ 1,000.00	$ 968.63	$ 4.36
Class B	$ 1,000.00	$ 964.99	$ 8.01
Class C	$ 1,000.00	$ 964.99	$ 8.01
Class I	$ 1,000.00	$ 969.85	$ 3.13
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.44	$ 4.47
Class B	$ 1,000.00	$ 1,016.71	$ 8.22
Class C	$ 1,000.00	$ 1,016.71	$ 8.22
Class I	$ 1,000.00	$ 1,021.68	$ 3.22

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.64% for Class B, 1.64% for Class C and 0.64% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended August 31,
	February 29, 2008				Year Ended
CLASS A	(unaudited)	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$9.98	$10.36	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.18	0.37	0.36	0.12	0.06
Net realized and unrealized gains or losses on investments	(0.49)	(0.35)	(0.15)	0	0.01

Total from investment operations	(0.31)	0.02	0.21	0.12	0.07

Distributions to shareholders from
Net investment income	(0.18)	(0.37)	(0.36)	(0.12)	(0.06)
Net realized gains	0	(0.03)	(0.01)	0	0

Total distributions to shareholders	(0.18)	(0.40)	(0.37)	(0.12)	(0.06)

Net asset value, end of period	$9.49	$9.98	$10.36	$10.52	$10.52

Total return[3]	(3.14%)	0.08%	2.04%	1.12%	0.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,664	$1,813	$2,041	$984	$41
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	0.89%[4]	0.93%	0.89%[5]	0.89%[4]	0.84%[4]
Expenses including interest and fee expense but
excluding waivers/reimbursements and expense reductions	1.19%[4]	1.13%	1.20%[5]	1.23%[4]	0.93%[4]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.89%[4]	0.89%	0.88%	0.89%[4]	0.84%[4]
Interest and fee expense[6]	0.00%[4]	0.04%	0.01%	0.00%[4]	0.00%[4]
Net investment income (loss)	3.69%[4]	3.54%	3.50%	3.26%[4]	3.02%[4]
Portfolio turnover rate	10%	91%	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.
2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.
3 Excluding applicable sales charges
4 Annualized
5 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
6 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements
5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended August 31,
	February 29, 2008				Year Ended
CLASS B	(unaudited)	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$9.98	$10.36	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.15	0.29	0.29	0.09[3]	0.03[3]
Net realized and unrealized gains or losses on investments	(0.49)	(0.35)	(0.16)	0	0.03

Total from investment operations	(0.34)	(0.06)	0.13	0.09	0.06

Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.28)	(0.09)	(0.05)
Net realized gains	0	(0.03)	(0.01)	0	0

Total distributions to shareholders	(0.15)	(0.32)	(0.29)	(0.09)	(0.05)

Net asset value, end of period	$9.49	$9.98	$10.36	$10.52	$10.52

Total return[4]	(3.50%)	(0.67%)	1.33%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$136	$141	$63	$17	$1
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	1.64%[5]	1.67%	1.65%[6]	1.61%[5]	1.49%[5]
Expenses including interest and fee expense but
excluding waivers/reimbursements and expense reductions	1.89%[5]	1.82%	1.91%[6]	1.91%[5]	1.54%[5]
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	1.64%[5]	1.63%	1.64%	1.61%[5]	1.49%[5]
Interest and fee expense[7]	0.00%[5]	0.04%	0.01%	0.00%[5]	0.00%[5]
Net investment income (loss)	2.94%[5]	2.78%	2.78%	2.48%[5]	2.61%[5]
Portfolio turnover rate	10%	91%	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.
2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.
3 Net investment income (loss) per share is based on average shares outstanding during the period.
4 Excluding applicable sales charges
5 Annualized
6 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
7 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements
6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended August 31,
	February 29, 2008				Year Ended
CLASS C	(unaudited)	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$9.98	$10.36	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.15	0.29	0.28	0.09	0.05
Net realized and unrealized gains or losses on investments	(0.49)	(0.35)	(0.15)	0	0.01

Total from investment operations	(0.34)	(0.06)	0.13	0.09	0.06

Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.28)	(0.09)	(0.05)
Net realized gains	0	(0.03)	(0.01)	0	0

Total distributions to shareholders	(0.15)	(0.32)	(0.29)	(0.09)	(0.05)

Net asset value, end of period	$9.49	$9.98	$10.36	$10.52	$10.52

Total return[3]	(3.50%)	(0.67%)	1.33%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,300	$1,606	$1,537	$687	$109
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	1.64%[4]	1.68%	1.64%[5]	1.62%[4]	1.09%[4]
Expenses including interest and fee expense but
excluding waivers/reimbursements and expense reductions	1.89%[4]	1.83%	1.90%[5]	1.92%[4]	1.10%[4]
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	1.64%[4]	1.64%	1.63%	1.62%[4]	1.09%[4]
Interest and fee expense[6]	0.00%[4]	0.04%	0.01%	0.00%[4]	0.00%[4]
Net investment income (loss)	2.94%[4]	2.79%	2.75%	2.48%[4]	(0.41%)[4]
Portfolio turnover rate	10%	91%	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.
2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.
3 Excluding applicable sales charges
4 Annualized
5 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
6 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended August 31,			Year Ended April 30,
	February 29, 2008
CLASS I	(unaudited)	2007	2006	2005[1]	2005[2]	2004[2]	2003[2]

Net asset value, beginning of period	$9.98	$10.36	$10.52	$10.52	$10.56	$10.82	$10.54

Income from investment operations
Net investment income (loss)	0.20	0.40	0.39	0.13	0.37	0.37	0.40
Net realized and unrealized gains or losses on
investments	(0.49)	(0.36)	(0.15)	0	0.01	(0.20)	0.48

Total from investment operations	(0.29)	0.04	0.24	0.13	0.38	0.17	0.88

Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.39)	(0.13)	(0.36)	(0.37)	(0.41)
Net realized gains	0	(0.03)	(0.01)	0	(0.06)	(0.06)	(0.19)

Total distributions to shareholders	(0.20)	(0.42)	(0.40)	(0.13)	(0.42)	(0.43)	(0.60)

Net asset value, end of period	$9.49	$9.98	$10.36	$10.52	$10.52	$10.56	$10.82

Total return	(3.02%)	0.33%	2.34%	1.22%	3.62%	1.55%[3]	8.53%[3]

Ratios and supplemental data
Net assets, end of period (thousands)	$25,233	$29,578	$42,623	$51,254	$56,105	$60,787	$55,940
Ratios to average net assets
Expenses including waivers/reimbursements
and interest and fee expense but excluding
expense reductions	0.64%[4]	0.68%	0.64%[5]	0.63%[4]	0.66%	0.63%	0.61%
Expenses including interest and fee expense
but excluding waivers/reimbursements and
expense reductions	0.89%[4]	0.83%	0.90%[5]	0.93%[4]	1.18%	1.18%	1.16%
Expenses including waivers/reimbursements
but excluding expense reductions and
interest and fee expense	0.64%[4]	0.64%	0.63%	0.63%[4]	0.66%	0.63%	0.61%
Interest and fee expense[6]	0.00%[4]	0.04%	0.01%	0.00%[4]	0.00%	0.00%	0.00%
Net investment income (loss)	3.94%[4]	3.79%	3.75%	3.55%[4]	3.41%	3.44%	3.67%
Portfolio turnover rate	10%	91%	61%	33%	34%	11%	24%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.
2 Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.
3 Excluding any sales charges applicable to SouthTrust Fund.
4 Annualized
5 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.
6 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements
8

SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 94.7%
COMMUNITY DEVELOPMENT DISTRICT 3.0%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$ 975,000	$ 846,164

CONTINUING CARE RETIREMENT COMMUNITY 3.3%
Houston Cnty., AL Hlth. Care Auth. RB, Ser. A, 5.25%, 10/01/2030	1,000,000	934,760

EDUCATION 11.4%
Alabama Pub. Sch. & College Auth. RB:
Ser. A, 5.00%, 02/01/2012, (Insd. by AMBAC)	1,165,000	1,219,277
Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,057,830
University of South Alabama RRB, Capital Impt. Proj., 5.00%, 03/15/2023, (Insd.
by FGIC)	1,000,000	962,720

		3,239,827

ELECTRIC REVENUE 3.5%
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2022	1,000,000	982,860

GENERAL OBLIGATION - STATE 3.9%
Puerto Rico Pub. Impt. Refunding GO, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,020,000	1,093,868

HOSPITAL 27.9%
Alabama Hlth. Care Facs. RB, DCH Hlth. Care Auth., 5.125%, 06/01/2036	1,500,000	1,346,610
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A,
5.25%, 11/15/2020	1,000,000	910,620
Huntsville, AL Hlth. Care Auth. RB:
Ser. A, FRN, 4.30%, 06/01/2032	1,000,000	744,000
Ser. B, 5.75%, 06/01/2032	2,020,000	2,214,971
Lufkin, TX Hlth. Facs. Dev. Corp. RB, Mem. Hlth. Sys. of East Texas, 5.50%,
02/15/2032	1,000,000	877,150
Pell City, AL Spl. Care Facs. Fin. Auth. RB, Noland Hlth. Svcs., Inc., Ser. A, 5.25%,
12/01/2027	2,000,000	1,806,140

		7,899,491

INDUSTRIAL DEVELOPMENT REVENUE 4.5%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	1,500,000	1,285,170

MISCELLANEOUS REVENUE 3.7%
Montgomery Cnty., AL Pub. Bldg. Auth. RB Warrants, 5.00%, 03/01/2021, (Insd.
by MBIA)	1,050,000	1,056,741

SALES TAX 3.5%
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by
AMBAC)	1,000,000	986,890

SPECIAL TAX 8.8%
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,039,850
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,446,552

		2,486,402

TRANSPORTATION 5.5%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. AA, 5.50%, 07/01/2018, (Insd. by MBIA)	1,500,000	1,567,875

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 15.7%
Alabama Drinking Water Fin. Auth. RB, Ser. A:
4.65%, 08/15/2011, (Insd. by AMBAC)	$ 1,125,000	$ 1,179,349
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,123,525
Mobile, AL Water & Sewer RB, 5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,154,010
West Morgan - East Lawrence, AL Water Auth. RB, 5.00%, 08/15/2024, (Insd. by
FSA)	1,000,000	981,290

		4,438,174

Total Municipal Obligations (cost $28,415,976)		26,818,222

	Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø
(cost $1,290,069)	1,290,069	1,290,069

Total Investments (cost $29,706,045) 99.2%		28,108,291
Other Assets and Liabilities 0.8%		224,823

Net Assets 100.0%		$ 28,333,114

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of February 29, 2008:

Alabama	68.5%
Puerto Rico	13.0%
Virgin Islands	5.2%
Texas	3.1%
Nebraska	2.7%
Nevada	3.0%
Non-state specific	4.5%

100.0%

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 29, 2008:

AAA	54.7%
AA	4.3%
A	15.4%
BBB	22.5%
NR	3.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 29, 2008:
Less than 1 year	4.5%
1 to 3 year(s)	2.6%
3 to 5 years	20.1%
5 to 10 years	18.7%
10 to 20 years	42.8%
20 to 30 years	11.3%

100.0%

See Notes to Financial Statements
11

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008 (unaudited)

Assets
Investments in securities, at value (cost $28,415,976)	$ 26,818,222
Investments in affiliated money market fund, at value (cost $1,290,069)	1,290,069

Total investments	28,108,291
Receivable for Fund shares sold	595
Interest receivable	344,400
Prepaid expenses and other assets	16,659

Total assets	28,469,945

Liabilities
Dividends payable	85,779
Payable for Fund shares redeemed	37,826
Distribution Plan expenses payable	89
Due to other related parties	483
Accrued expenses and other liabilities	12,654

Total liabilities	136,831

Net assets	$ 28,333,114

Net assets represented by
Paid-in capital	$ 30,225,004
Undistributed net investment income	62,744
Accumulated net realized losses on investments	(356,880)
Net unrealized losses on investments	(1,597,754)

Total net assets	$ 28,333,114

Net assets consists of
Class A	$ 1,663,808
Class B	136,001
Class C	1,300,390
Class I	25,232,915

Total net assets	$ 28,333,114

Shares outstanding (unlimited number of shares authorized)
Class A	175,395
Class B	14,337
Class C	137,083
Class I	2,660,019

Net asset value per share
Class A	$ 9.49
Class A — Offering price (based on sales charge of 4.75%)	$ 9.96
Class B	$ 9.49
Class C	$ 9.49
Class I	$ 9.49

See Notes to Financial Statements
12

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2008 (unaudited)

Investment income
Interest	$ 718,216
Income from affiliate	14,654

Total investment income	732,870

Expenses
Advisory fee	67,412
Distribution Plan expenses
Class A	3,491
Class B	707
Class C	7,581
Administrative services fee	15,999
Transfer agent fees	1,588
Trustees’ fees and expenses	1,125
Printing and postage expenses	8,291
Custodian and accounting fees	6,680
Registration and filing fees	36,484
Professional fees	3,334
Other	758

Total expenses	153,450
Less: Expense reductions	(1,117)
Fee waivers and expense reimbursements	(40,017)

Net expenses	112,316

Net investment income	620,554

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(88,603)
Net change in unrealized gains or losses on investments	(1,386,847)

Net realized and unrealized gains or losses on investments	(1,475,450)

Net decrease in net assets resulting from operations	$ (854,896)

See Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2008		Year Ended
	(unaudited)		August 31, 2007

Operations
Net investment income	$ 620,554		$ 1,537,696
Net realized losses on investments		(88,603)		(116,334)
Net change in unrealized gains or losses
on investments		(1,386,847)		(1,157,186)

Net increase (decrease) in net assets
resulting from operations		(854,896)		264,176

Distributions to shareholders from
Net investment income
Class A		(42,877)		(70,743)
Class B		(2,076)		(3,005)
Class C		(22,294)		(45,757)
Class I		(553,419)		(1,426,789)
Net realized gains
Class A		0		(5,252)
Class B		0		(164)
Class C		0		(4,066)
Class I		0		(103,204)

Total distributions to shareholders		(620,666)		(1,658,980)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	109,749	1,110,735	17,095	174,111
Class B	30	288	7,803	81,059
Class C	5,158	51,948	28,817	298,636
Class I	315,311	3,168,446	508,965	5,253,443

		4,331,417		5,807,249

Net asset value of shares issued in
reinvestment of distributions
Class A	2,566	25,687	3,937	40,594
Class B	208	2,076	309	3,169
Class C	1,548	15,426	3,703	38,146
Class I	3,489	34,791	15,831	163,791

		77,980		245,700

Payment for shares redeemed
Class A	(118,633)	(1,184,892)	(36,287)	(373,387)
Class B	(29)	(288)	(109)	(1,109)
Class C	(30,585)	(307,900)	(19,951)	(205,660)
Class I	(623,462)	(6,245,835)	(1,674,046)	(17,204,072)

		(7,738,915)		(17,784,228)

Net decrease in net assets resulting
from capital share transactions		(3,329,518)		(11,731,279)

Total decrease in net assets		(4,805,080)		(13,126,083)
Net assets
Beginning of period		33,138,194		46,264,277

End of period	$ 28,333,114		$ 33,138,194

Undistributed net investment income	$ 62,744		$ 62,856

See Notes to Financial Statements
14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Alabama Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts
In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions
The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations
The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. For the six months ended February 29, 2008, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 29, 2008, EIMC voluntarily waived its advisory fee in the amount of $39,435 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $582.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 29, 2008, EIS received $1,027 from the sale of Class A shares and $121 in contingent deferred sales charges from redemptions of Class C shares.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $3,002,480 and $5,899,082, respectively, for the six months ended February 29, 2008.

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $29,706,045. The gross unrealized appreciation and depreciation on securities based on tax cost was $310,998 and $1,908,752, respectively, with a net unrealized depreciation of $1,597,754.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and elected to defer post-October losses of $239,571.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended February 29, 2008, the Fund had no borrowings.

10. CONCENTRATION OF RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

13. SUBSEQUENT EVENT
Effective at the close of business on April 11, 2008, Evergreen Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Evergreen Municipal Bond Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Municipal Bond Fund.

20

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS
On March 20, 2008, a Special Meeting of Shareholders for the Fund was held to consider a proposal providing for the acquisition of all of the assets of the Fund by Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, in exchange for shares of Evergreen Municipal Bond Fund and the assumption by Evergreen Municipal Bond Fund for all of the liabilities of the Fund. On December 31, 2007, the record date for the meeting, the Fund had $29,546,000 of net assets outstanding of which $26,919,333 (91.11%) of net assets were represented at the meeting.

Proposal 1 – The proposed reorganization of the Fund into Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, a Delaware business trust:

$26,810,731 voted “For”
            $98,991 voted “Against”
             $9,611 voted “Abstain”

21

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT
Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Alabama Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

22

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

23

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

24

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states, the generally limited sizes of those funds, and the effect of the funds’ lack of scale and, in some cases, limited investment opportunities, on the funds’ historical performance records. The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class I shares (the Fund’s oldest share class) had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and the Fund’s Class B shares had underperformed the limited number of mutual funds against which the Trustees compared the Fund’s performance over the one-year period ended December 31, 2006. The Trustees considered in this regard that the number of other mutual funds focusing their investments in Alabama municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of its peer funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees also noted that the Fund’s performance and expenses were likely affected adversely by the Fund’s relatively small size.

25

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund. The Trustees noted that, in light of the size of the Fund, and the relatively small potential investor base, it was unlikely that the Fund would achieve a size affording the potential for realization of significant economies.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

575677 rv2 4/2008

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575677  rv2    4/2008

Evergreen Georgia Municipal Bond Fund

Evergreen

GEORGIA MUNICIPAL BOND FUND

Semiannual Report
as of February 29, 2008

Evergreen Investments℠
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

2	FUND AT A GLANCE
4	ABOUT YOUR FUND’S EXPENSES
5	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

FUND AT A GLANCE

as of February 29, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGAAX	EGABX	EGACX	EGAYX

6-month return with sales charge	-6.23%	-6.77%	-2.92%	N/A

6-month return w/o sales charge	-1.59%	-1.96%	-1.96%	-1.47%

Average annual return*

1-year with sales charge	-7.84%	-8.62%	-4.92%	N/A

1-year w/o sales charge	-3.26%	-3.99%	-3.99%	-3.02%

5-year	0.91%	0.83%	1.17%	2.19%

10-year	2.99%	2.73%	3.05%	3.76%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Charles E. Jeanne as portfolio manager of the fund.

2

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Georgia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of February 29, 2008, and subject to change.

3

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class A	$ 1,000.00	$ 984.07	$ 5.23
Class B	$ 1,000.00	$ 980.38	$ 8.91
Class C	$ 1,000.00	$ 980.38	$ 8.91
Class I	$ 1,000.00	$ 985.30	$ 3.95
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.59	$ 5.32
Class B	$ 1,000.00	$ 1,015.86	$ 9.07
Class C	$ 1,000.00	$ 1,015.86	$ 9.07
Class I	$ 1,000.00	$ 1,020.89	$ 4.02

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.06% for Class A, 1.81% for Class B, 1.81% for Class C and 0.80% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Income from investment operations
Net investment income (loss)	0.20	0.39	0.39	0.38	0.39	0.40
Net realized and unrealized gains or losses on investments	(0.35)	(0.30)	(0.16)	(0.04)	0.14	(0.14)

Total from investment operations	(0.15)	0.09	0.23	0.34	0.53	0.26

Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.39)	(0.38)	(0.39)	(0.40)
Net realized gains	(0.03)	(0.03)	0	0	0	0
Total distributions to shareholders	(0.23)	(0.42)	(0.39)	(0.38)	(0.39)	(0.40)

Net asset value, end of period	$ 9.33	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10

Total return[1]	(1.59%)	0.86%	2.30%	3.43%	5.29%	2.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,050	$25,704	$26,934	$26,554	$23,037	$20,806
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.06%[2]	0.99%	0.92%[3]	0.90%	0.90%	0.89%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.11%[2]	1.04%	0.97%[3]	0.92%	0.90%	0.89%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.92%[2]	0.88%	0.86%	0.90%	0.90%	0.89%
Interest and fee expense[4]	0.14%[2]	0.11%	0.06%	0.00%	0.00%	0.00%
Net investment income (loss)	4.15%[2]	3.95%	3.89%	3.78%	3.79%	3.82%
Portfolio turnover rate	10%	37%	58%	35%	35%	20%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.71	$10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Income from investment operations
Net investment income (loss)	0.16	0.32	0.31	0.31	0.32	0.32
Net realized and unrealized gains or losses on investments	(0.35)	(0.30)	(0.15)	(0.04)	0.14	(0.14)

Total from investment operations	(0.19)	0.02	0.16	0.27	0.46	0.18

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.32)	(0.31)	(0.32)	(0.32)
Net realized gains	(0.03)	(0.03)	0	0	0	0

Total distributions to shareholders	(0.19)	(0.35)	(0.32)	(0.31)	(0.32)	(0.32)

Net asset value, end of period	$ 9.33	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10

Total return[1]	(1.96%)	0.11%	1.58%	2.71%	4.55%	1.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,142	$8,614	$10,872	$13,507	$15,945	$18,053
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.81%[2]	1.74%	1.67%[3]	1.62%	1.60%	1.62%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.81%[2]	1.74%	1.67%[3]	1.62%	1.60%	1.62%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.67%[2]	1.63%	1.61%	1.62%	1.60%	1.62%
Interest and fee expense[4]	0.14%[2]	0.11%	0.06%	0.00%	0.00%	0.00%
Net investment income (loss)	3.40%[2]	3.19%	3.14%	3.05%	3.08%	3.09%
Portfolio turnover rate	10%	37%	58%	35%	35%	20%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Income from investment operations
Net investment income (loss)	0.16	0.32	0.31	0.31	0.32	0.32
Net realized and unrealized gains or losses on investments	(0.35)	(0.30)	(0.15)	(0.04)	0.14	(0.14)

Total from investment operations	(0.19)	0.02	0.16	0.27	0.46	0.18

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.32)	(0.31)	(0.32)	(0.32)
Net realized gains	(0.03)	(0.03)	0	0	0	0

Total distributions to shareholders	(0.19)	(0.35)	(0.32)	(0.31)	(0.32)	(0.32)

Net asset value, end of period	$ 9.33	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10

Total return[1]	(1.96%)	0.11%	1.58%	2.71%	4.55%	1.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,295	$2,631	$2,824	$3,210	$3,326	$2,867
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.81%[2]	1.75%	1.67%[3]	1.62%	1.60%	1.62%
Expenses including interest and fee expense but excluding
waivers/ reimbursements and expense reductions	1.81%[2]	1.75%	1.67%[3]	1.62%	1.60%	1.62%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.67%[2]	1.64%	1.61%	1.62%	1.60%	1.62%
Interest and fee expense[4]	0.14%[2]	0.11%	0.06%	0.00%	0.00%	0.00%
Net investment income (loss)	3.40%[2]	3.20%	3.15%	3.05%	3.07%	3.04%
Portfolio turnover rate	10%	37%	58%	35%	35%	20%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Income from investment operations
Net investment income (loss)	0.21	0.41	0.41	0.41	0.42	0.42
Net realized and unrealized gains or losses on investments	(0.35)	(0.29)	(0.15)	(0.03)	0.14	(0.14)

Total from investment operations	(0.14)	0.12	0.26	0.38	0.56	0.28

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.42)	(0.42)	(0.42)	(0.42)
Net realized gains	(0.03)	(0.03)	0	0	0	0

Total distributions to shareholders	(0.24)	(0.45)	(0.42)	(0.42)	(0.42)	(0.42)

Net asset value, end of period	$ 9.33	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10

Total return	(1.47%)	1.12%	2.60%	3.74%	5.60%	2.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$85,621	$112,636	$151,388	$184,357	$180,037	$193,141
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.80%[1]	0.74%	0.67%[2]	0.62%	0.60%	0.62%
Expenses including interest and fee expense but excluding
waivers/ reimbursements and expense reductions	0.80%[1]	0.74%	0.67%[2]	0.62%	0.60%	0.62%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.66%[1]	0.63%	0.61%	0.62%	0.60%	0.62%
Interest and fee expense[3]	0.14%[1]	0.11%	0.06%	0.00%	0.00%	0.00%
Net investment income (loss)	4.39%[1]	4.19%	4.14%	4.05%	4.07%	4.09%
Portfolio turnover rate	10%	37%	58%	35%	35%	20%

1 Annualized

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 95.7%
COMMUNITY DEVELOPMENT DISTRICT 1.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$738,158
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,000,000	769,370

		1,507,528

CONTINUING CARE RETIREMENT COMMUNITY 7.0%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,063,794
First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2027	4,000,000	3,183,960
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	3,050,000	3,057,320
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	1,000,000	1,057,450

		8,362,524

EDUCATION 8.4%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%,
07/01/2018	2,640,000	2,704,495
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%,
11/01/2017	1,950,000	2,106,624
Gainesville, GA Redev. Auth. Edl. Facs. RRB, Riverside Military Academy Proj.:
5.125%, 03/01/2027	3,500,000	3,004,715
5.125%, 03/01/2037	1,000,000	814,890
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%,
10/01/2021	500,000	550,915
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%,
10/01/2020	1,000,000	954,720

		10,136,359

ELECTRIC REVENUE 2.2%
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,146,020
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	486,252
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013,
(Insd. by MBIA)	1,000,000	1,063,940

		2,696,212

GENERAL OBLIGATION - LOCAL 2.8%
Cartersville, GA GO, 6.70%, 01/01/2012	100,000	107,524
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,317,720
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	850,000	902,105

		3,327,349

HOSPITAL 12.0%
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert.,
Southeast Georgia Hlth. Sys. Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	515,936
Chatham Cnty., GA Hosp. Auth. RB, Mem. Med. Ctr., 5.50%, 01/01/2034	2,000,000	1,641,620
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj., 5.25%,
12/01/2022	3,690,000	3,390,704

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Anticipation Cert., Northeast Georgia
Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	$500,000	$532,915
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	619,306
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%,
08/01/2014, (Insd. by MBIA)	2,000,000	2,109,620
Georgia Med. Ctr. Hosp. Auth. RRB, Spring Harbor Green Island Proj., 5.25%,
07/01/2027	1,625,000	1,296,084
Lexington Cnty., SC Hlth. Svcs. Dist., Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,642,230
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., The Med. Ctr. of Central
Georgia Proj., Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,037,610
Valdosta & Lowndes Cnty., GA Hosp. Auth. RB, South Georgia Med. Ctr. Proj.,
5.00%, 10/01/2022	1,740,000	1,653,418

		14,439,443

HOUSING 18.6%
Atlanta, GA Urban Residential Fin. Auth SFHRB, Ser. A, 4.50%, 12/01/2032	1,472,337	1,429,036
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,604,071
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,045,239
Sub. Ser. C-2, 4.45%, 12/01/2021	5,700,000	5,187,912
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	600,908
Georgia HFA SFHRRB, Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	725,911
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar
Student Hsg., LLC Proj., Ser. A:
5.00%, 02/01/2020	1,250,000	1,198,988
5.25%, 02/01/2035	2,000,000	1,791,020
5.375%, 02/01/2025	3,870,000	3,738,459

		22,321,544

INDUSTRIAL DEVELOPMENT REVENUE 4.2%
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,219,254
Richmond Cnty., GA Dev. Auth. Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 5.00%,
08/01/2030	3,000,000	2,345,700
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, 5.50%, 07/01/2016	1,500,000	1,525,965

		5,090,919

LEASE 11.2%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%,
12/01/2024	1,760,000	1,687,910
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A, 5.375%, 07/01/2020,
(Insd. by MBIA)	1,285,000	1,315,789
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by
AMBAC)	1,825,000	1,979,924
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018,
(Insd. by AMBAC)	1,000,000	1,050,230

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	$2,175,000	$2,333,231
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,381,505
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,654,125

		13,402,714

PRE-REFUNDED 2.5%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2018	500,000	540,450
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	548,400
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	430,977
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	536,365
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	865,000	900,673

		2,956,865

PUBLIC FACILITIES 1.1%
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by
MBIA)	1,250,000	1,307,638

SALES TAX 1.8%
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	2,000,000	2,125,880

SPECIAL TAX 2.8%
Atlanta, GA Tax Allocation RRB, Atlantic State Proj., 5.25%, 12/01/2022	1,000,000	1,005,990
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,367,692
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,004,490

		3,378,172

TRANSPORTATION 1.5%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	1,858,540

WATER & SEWER 18.3%
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,392,717
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,110,502
Clayton Cnty., GA Water & Sewer RB, 6.25%, 05/01/2016	2,000,000	2,156,560
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,212,500
Coweta Cnty., GA Dev. Auth RRB, Newnan Water, Sewer & Light Commission:
5.00%, 07/01/2020	1,255,000	1,275,331
5.00%, 07/01/2021	1,095,000	1,103,957
5.00%, 07/01/2022	2,490,000	2,489,826
5.00%, 07/01/2023	2,615,000	2,592,720
5.00%, 07/01/2024	2,745,000	2,702,672

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	$1,000,000	$1,027,260
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	753,458
5.30%, 07/01/2018	1,250,000	1,213,138

		22,030,641

Total Municipal Obligations (cost $117,705,305)		114,942,328

	Shares	Value

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø
(cost $4,000,623)	4,000,623	4,000,623

Total Investments (cost $121,705,928) 99.0%		118,942,951
Other Assets and Liabilities 1.0%		1,165,134

Net Assets 100.0%		$120,108,085

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TUFF	The University Financing Foundation, Inc.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of February 29, 2008:

Georgia	85.7%
South Carolina	3.9%
Virgin Islands	2.5%
Florida	1.6%
Puerto Rico	1.2%
Nevada	0.6%
Maryland	0.6%
Virginia	0.5%
Non-state specific	3.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s rating as of February 29, 2008:

AAA	52.4%
AA	6.8%
A	16.2%
BBB	15.4%
NR	9.2%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 29, 2008:

Less than 1 year	3.9%
1 to 3 year(s)	7.1%
3 to 5 years	7.8%
5 to 10 years	20.0%
10 to 20 years	53.6%
20 to 30 years	7.6%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008 (unaudited)

Assets
Investments in securities, at value (cost $117,705,305)	$114,942,328
Investments in affiliated money market fund, at value (cost $4,000,623)	4,000,623

Total investments	118,942,951
Receivable for Fund shares sold	4,042
Interest receivable	1,595,630
Prepaid expenses and other assets	7,044

Total assets	120,549,667

Liabilities
Dividends payable	362,974
Payable for Fund shares redeemed	38,923
Advisory fee payable	4,152
Distribution Plan expenses payable	278
Due to other related parties	2,305
Accrued expenses and other liabilities	32,950

Total liabilities	441,582

Net assets	$120,108,085

Net assets represented by
Paid-in capital	$123,843,234
Overdistributed net investment income	(225,043)
Accumulated net realized losses on investments	(747,129)
Net unrealized losses on investments	(2,762,977)

Total net assets	$120,108,085

Net assets consists of
Class A	$25,050,016
Class B	7,142,166
Class C	2,294,987
Class I	85,620,916

Total net assets	$120,108,085

Shares outstanding (unlimited number of shares authorized)
Class A	2,684,524
Class B	765,371
Class C	245,943
Class I	9,175,852

Net asset value per share
Class A	$9.33
Class A — Offering price (based on sales charge of 4.75%)	$9.80
Class B	$9.33
Class C	$9.33
Class I	$9.33

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2008 (unaudited)

Investment income
Interest	$3,525,836
Income from affiliate	32,110

Total investment income	3,557,946

Expenses
Advisory fee	287,839
Distribution Plan expenses
Class A	39,049
Class B	39,163
Class C	12,445
Administrative services fee	68,314
Transfer agent fees	13,398
Trustees’ fees and expenses	3,447
Printing and postage expenses	9,485
Custodian and accounting fees	26,034
Registration and filing fees	41,510
Professional fees	4,803
Interest and fee expense	94,087
Other	2,242

Total expenses	641,816
Less: Expense reductions	(1,618)
Expense reimbursements	(6,508)

Net expenses	633,690

Net investment income	2,924,256

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(450,769)
Net change in unrealized gains or losses on investments	(3,902,243)

Net realized and unrealized gains or losses on investments	(4,353,012)

Net decrease in net assets resulting from operations	$(1,428,756)

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2008		Year Ended
	(unaudited)		August 31, 2007

Operations
Net investment income		$2,924,256		$7,060,279
Net realized gains or losses on investments		(450,769)		631,709
Net change in unrealized gains or losses
on investments		(3,902,243)		(5,274,875)

Net increase (decrease) in net assets
resulting from operations		(1,428,756)		2,417,113

Distributions to shareholders from
Net investment income
Class A		(539,654)		(1,077,396)
Class B		(132,818)		(315,485)
Class C		(42,191)		(84,714)
Class I		(2,207,480)		(5,588,954)
Net realized gains
Class A		(82,270)		(70,576)
Class B		(25,511)		(26,588)
Class C		(8,120)		(6,183)
Class I		(334,318)		(368,656)

Total distributions to shareholders		(3,372,362)		(7,538,552)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	203,651	1,986,806	416,662	4,180,818
Class B	9,324	90,977	26,623	267,616
Class C	11,915	115,837	61,539	616,645
Class I	722,114	7,049,253	1,098,097	10,940,153

		9,242,873		16,005,232

Net asset value of shares issued in
reinvestment of distributions
Class A	41,669	404,360	73,033	729,166
Class B	10,401	101,007	21,608	215,883
Class C	2,502	24,313	4,585	45,786
Class I	21,234	206,607	26,179	262,584

		736,287		1,253,419

Automatic conversion of Class B shares
to Class A shares
Class A	33,062	323,831	33,655	337,606
Class B	(33,062)	(323,831)	(33,655)	(337,606)

		0		0

Payment for shares redeemed
Class A	(240,168)	(2,327,850)	(560,836)	(5,601,669)
Class B	(108,093)	(1,058,714)	(211,156)	(2,109,330)
Class C	(39,358)	(384,912)	(76,606)	(764,882)
Class I	(3,163,706)	(30,883,614)	(4,613,600)	(46,093,801)

		(34,655,090)		(54,569,682)

Net decrease in net assets resulting from
capital share transactions		(24,675,930)		(37,311,031)

Total decrease in net assets		(29,477,048)		(42,432,470)
Net assets
Beginning of period		149,585,133		192,017,603

End of period	$ 120,108,085		$ 149,585,133

Overdistributed net investment income	$ (225,043)		$ (227,156)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Georgia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imper-

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

fect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. For the six months ended February 29, 2008, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 29, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $6,508.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 29, 2008, EIS received $1,343 from the sale of Class A shares and $9,031 and $230 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $13,478,493 and $41,240,913, respectively, for the six months ended February 29, 2008.

During the six months ended February 29, 2008, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $91,305.

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $121,705,928. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,827,921 and $5,590,898, respectively, with a net unrealized depreciation of $2,762,977.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended February 29, 2008, the Fund had average borrowings outstanding of $54,223 (on an annualized basis) at an average rate of 5.13% and paid interest of $2,782.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

13. SUBSEQUENT EVENT

Effective at the close of business on April 11, 2008, Evergreen Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Evergreen Municipal Bond Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Municipal Bond Fund.

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ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 20, 2008, a Special Meeting of Shareholders for the Fund was held to consider a proposal providing for the acquisition of all of the assets of the Fund by Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, in exchange for shares of Evergreen Municipal Bond Fund and the assumption by Evergreen Municipal Bond Fund for all of the liabilities of the Fund. On December 31, 2007, the record date for the meeting, the Fund had $129,430,873 of net assets outstanding of which $95,206,197 (73.56%) of net assets were represented at the meeting.

Proposal 1— The proposed reorganization of the Fund into Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, a Delaware business trust:

      $93,843,678 voted “For”
      $     875,237 voted “Against”
      $     487,282 voted “Abstain”

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ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Georgia Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

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ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states, the generally limited sizes of those funds, and the effect of the funds’ lack of scale and, in some cases, limited investment opportunities, on the funds’ historical performance records. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and underperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees considered in this regard that the number of other mutual funds focusing their investments in Georgia municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of its peer mutual funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, but near the median of that group, and also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees also noted that the Fund’s performance and expenses were likely affected adversely by the Fund’s relatively small size.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund. The Trustees noted that, in light of the size of the Fund, and the relatively small potential investor base, it was unlikely that the Fund would achieve a size affording the potential for realization of significant economies.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

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TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565569 rv5 4/2008

Evergreen High Income Municipal Bond Fund

Evergreen

HIGH INCOME MUNICIPAL BOND FUND

Semiannual Report
as of February 29, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen High Income Municipal Bond Fund for the six-month period ended February 29, 2008 (the “six-month period”).

Heightening concerns that problems in the financials sector could pull the domestic economy into recession increasingly dominated investor thinking during the six-month period. Apprehension grew into serious worry in the summer and autumn of 2007 when major financial institutions began to report substantial losses from their exposures to subprime mortgages. As multi-billion-dollar mortgage-related losses began piling up in multiple institutions, banks tightened credit standards and restricted their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. Treasuries outperformed other fixed income sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads widened between high grade and lower-rated securities. At the same time, equities were undermined by the combination of weakening economic growth and disappointing profits, leading to falling stock prices across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After solid growth early in 2007, the U.S. economy exhibited increasing signs of deceleration late in 2007 and the first months of 2008. Despite full employment, solid income growth and robust export

1

LETTER TO SHAREHOLDERS continued

activity, economic growth slowed as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Growth in corporate profits, employment and other key economic indicators began to slacken and Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007. Economists projected similar or slower growth for the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. The Fed cut the key fed funds rate six different times from September 2007 to March 2008. The most dramatic rate cuts were the final two — each by three-quarters of one percentage point. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, pushed through a $168 billion fiscal stimulus bill that was expected to send rebate checks to taxpayers by late spring.

During this volatile six-month period, the management team for Evergreen’s state municipal funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

We believe the experiences in the investment markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of February 29, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

6-month return with sales charge	-9.96%	-10.46%	-6.78%	N/A

6-month return w/o sales charge	-5.50%	-5.86%	-5.86%	-5.38%

Average annual return*

1-year with sales charge	-13.90%	-14.56%	-11.12%	N/A

1-year w/o sales charge	-9.58%	-10.26%	-10.26%	-9.35%

5-year	1.29%	1.22%	1.55%	2.57%

10-year	2.50%	2.25%	2.25%	3.28%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen High Income Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of February 29, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class A	$ 1,000.00	$945.00	$ 5.08
Class B	$ 1,000.00	$941.44	$ 8.69
Class C	$ 1,000.00	$941.44	$ 8.69
Class I	$ 1,000.00	$946.19	$ 3.82
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.64	$ 5.27
Class B	$ 1,000.00	$ 1,015.91	$ 9.02
Class C	$ 1,000.00	$ 1,015.91	$ 9.02
Class I	$ 1,000.00	$ 1,020.93	$ 3.97

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.05% for Class A, 1.80% for Class B, 1.80% for Class C and 0.79% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended August 31,
	February 29, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25

Income from investment operations
Net investment income (loss)	0.25	0.47	0.48	0.50	0.51	0.53
Net realized and unrealized gains or losses on investments	(0.77)	(0.57)	(0.06)	0.29	0.07	(0.29)
Total from investment operations	(0.52)	(0.10)	0.42	0.79	0.58	0.24

Distributions to shareholders from
Net investment income	(0.25)	(0.47)	(0.48)	(0.50)	(0.51)	(0.53)

Net asset value, end of period	$ 8.92	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96

Total return[1]	(5.50%)	(1.09%)	4.17%	8.10%	5.91%	2.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$160,719	$207,442	$233,585	$205,593	$179,971	$186,685
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.05%[2]	1.01%	0.94%[3]	0.96%	1.01%	0.99%

Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.10%[2]	1.06%	0.99%[3]	0.98%	1.01%	0.99%

Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.95%[2]	0.92%	0.92%	0.96%	1.01%	0.99%

Interest and fee expense[4]	0.10%[2]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	5.24%[2]	4.63%	4.71%	4.93%	5.05%	5.27%
Portfolio turnover rate	47%	67%	62%	41%	31%	26%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended August 31,
	February 29, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25

Income from investment operations
Net investment income (loss)	0.21	0.40[1]	0.40	0.43	0.44	0.46
Net realized and unrealized gains or losses on investments	(0.77)	(0.57)	(0.05)	0.29	0.07	(0.29)
Total from investment operations	(0.56)	(0.17)	0.35	0.72	0.51	0.17

Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.41)	(0.43)	(0.44)	(0.46)

Net asset value, end of period	$ 8.92	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96

Total return[2]	(5.86%)	(1.83%)	3.44%	7.35%	5.17%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,855	$43,379	$60,381	$80,083	$97,754	$125,469
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.80%[3]	1.76%	1.69%[4]	1.68%	1.71%	1.72%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.80%[3]	1.76%	1.69%[4]	1.68%	1.71%	1.72%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.70%[3]	1.67%	1.67%	1.68%	1.71%	1.72%

Interest and fee expense[5]	0.10%[3]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.49%[3]	3.87%	3.97%	4.22%	4.35%	4.54%
Portfolio turnover rate	47%	67%	62%	41%	31%	26%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

4 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

5 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended August 31,
	February 29, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25

Income from investment operations
Net investment income (loss)	0.21	0.40	0.41	0.43	0.44	0.46
Net realized and unrealized gains or losses on investments	(0.77)	(0.57)	(0.06)	0.29	0.07	(0.29)
Total from investment operations	(0.56)	(0.17)	0.35	0.72	0.51	0.17

Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.41)	(0.43)	(0.44)	(0.46)

Net asset value, end of period	$ 8.92	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96

Total return[1]	(5.86%)	(1.83%)	3.44%	7.35%	5.17%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,062	$32,848	$34,157	$26,760	$17,533	$19,729
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.80%[2]	1.76%	1.69%[3]	1.68%	1.71%	1.72%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.80%[2]	1.76%	1.69%[3]	1.68%	1.71%	1.72%

Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.70%[2]	1.67%	1.67%	1.68%	1.71%	1.72%

Interest and fee expense[4]	0.10%[2]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.50%[2]	3.87%	3.95%	4.19%	4.35%	4.54%
Portfolio turnover rate	47%	67%	62%	41%	31%	26%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended		Year Ended August 31,
	February 29, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25

Income from investment operations
Net investment income (loss)	0.26[1]	0.50	0.51	0.53	0.54	0.56
Net realized and unrealized gains or losses on investments	(0.77)	(0.57)	(0.06)	0.29	0.07	(0.29)
Total from investment operations	(0.51)	(0.07)	0.45	0.82	0.61	0.27

Distributions to shareholders from
Net investment income	(0.26)	(0.50)	(0.51)	(0.53)	(0.54)	(0.56)

Net asset value, end of period	$ 8.92	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96

Total return	(5.38%)	(0.85%)	4.48%	8.42%	6.23%	2.69%

Ratios and supplemental data

Net assets, end of period (thousands)	$46,422	$118,111	$156,088	$112,551	$87,440	$81,057
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.79%[2]	0.76%	0.69%[3]	0.69%	0.71%	0.72%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.79%[2]	0.76%	0.69%[3]	0.69%	0.71%	0.72%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.69%[2]	0.67%	0.67%	0.69%	0.71%	0.72%
Interest and fee expense[4]	0.10%[2]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	5.41%[2]	4.86%	4.96%	5.21%	5.35%	5.54%
Portfolio turnover rate	47%	67%	62%	41%	31%	26%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 1.6%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$5,000,000	$4,207,150

COMMUNITY DEVELOPMENT DISTRICT 43.9%
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,595,000	2,013,460
Ser. B, 5.20%, 05/01/2014	1,135,000	1,021,250
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	985,000	812,359
Bay Laurel, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2037	3,570,000	2,745,259
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	69,000	68,981
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	1,085,000	1,086,074
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,700,000	2,688,336
Ser. B, 5.70%, 05/01/2010	1,545,000	1,513,776
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	945,000	892,732
Ser. B, 5.30%, 11/01/2009	155,000	152,083
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,930,000	1,943,298
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,945,000	2,795,777
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	995,000	997,706
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,465,000	1,378,287
6.375%, 05/01/2035	1,285,000	1,176,199
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,460,525
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	2,645,000	2,645,926
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	665,000	668,019
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	100,000	97,650
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2023	2,230,000	2,229,665
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,000,000	1,949,320
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	965,000	796,231
Ser. B, 5.10%, 11/01/2009	1,295,000	1,266,588
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,340,000	2,340,585
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,110,000	2,074,278
Indian Trace, FL CDD, Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	1,790,000	1,853,062
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,000,000	3,000,120
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 05/01/2031	2,190,000	2,239,494
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,575,000	1,578,402
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,557,415	1,558,786
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	675,000	675,688
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,860,000	2,884,825
Ser. A, 7.65%, 05/01/2032	1,895,000	1,966,404
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037	3,050,000	2,399,831
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,500,000	1,107,975
Heron Bay Proj., 7.00%, 05/01/2019	1,477,000	1,480,072

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	$1,010,000	$1,018,363
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,700,000	2,854,032
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	540,000	526,937
5.80%, 05/01/2026	5,000,000	4,669,750
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	430,000	431,109
Ser. A, 6.125%, 05/01/2035	975,000	828,311
Ser. B, 5.125%, 05/01/2009	735,000	723,703
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,090,000	828,563
Ser. B, 5.00%, 05/01/2011	2,680,000	2,507,944
Poinciana West Cmnty., FL Dev. Dist. Spl. Assmt. RB, 6.00%, 05/01/2037	1,750,000	1,476,632
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,615,000	4,637,752
Portico, FL CDD RB, 5.45%, 05/01/2037	5,000,000	3,825,650
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	3,090,000	2,484,082
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037	3,570,000	2,597,960
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,520,000	6,625,421
Tolomato Cmnty., FL Dev. Dist. Spl. Assmt. RB, 6.55%, 05/01/2027	2,000,000	1,873,580
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	2,821,360
Ser. B, 5.25%, 05/01/2016	1,335,000	1,118,370
Verano, FL CDD RB, Cmnty. Infrastructure Proj., Ser. B, 5.00%, 11/01/2013	2,945,000	2,598,344
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037	5,500,000	4,262,115
Winston Trails, FL CDD Spl. Obl. RB, Palm Beach Cmnty. Proj., 6.50%, 05/01/2031	2,965,000	2,964,763
World Commerce Ctr. Florida CDD Spl. Assmt. RB:
5.50%, 05/01/2038	2,000,000	1,522,360
Ser. A-1, 6.50%, 05/01/2036	3,000,000	2,646,690
Ser. A-2, 6.125%, 05/01/2035	2,680,000	2,326,696

		116,729,510

CONTINUING CARE RETIREMENT COMMUNITY 24.0%
Central Texas Hlth. Facs. Dev. Corp. RB, Gleannloch Farms, Ser. A, 5.25%,
02/15/2016	500,000	460,885
Flagstaff, AZ IDRRB, Northern Arizona Sr. Living Cmnty., 5.50%, 07/01/2022	5,855,000	5,178,865
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%,
06/01/2032	3,000,000	3,572,160
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A,
7.00%, 07/01/2029	3,360,000	3,381,336
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	5,000,000	5,287,250
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A,
5.25%, 11/01/2016	500,000	458,235
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,524,715
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,365,000	3,317,183
6.375%, 10/01/2025	6,575,000	6,385,311

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Minneapolis, MN Hsg. & Hlth. Care Facs. RB, Providence Proj., Ser. A, 5.625%,
10/01/2027	$ 6,075,000	$5,386,034
Nassau Cnty. NY Indl. Dev. Agcy. RB, Amsterdam at Harborside:
Ser. A:
5.875%, 01/01/2018	500,000	476,100
6.50%, 01/01/2027	495,000	467,775
6.70%, 01/01/2043	280,000	267,935
Ser. B, 5.50%, 01/01/2028	1,500,000	1,464,480
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminister
Proj., Ser. A, 5.75%, 10/01/2037	4,000,000	3,713,800
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran, 5.70%, 07/01/2026	2,000,000	1,755,600
St. John’s Cnty., FL IDA RB:
Glenmoor Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,533,600
8.00%, 01/01/2023	4,500,000	4,980,240
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	6,887,059
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%,
01/01/2027	4,000,000	3,485,360

		63,983,923

HOSPITAL 5.4%
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%,
10/01/2029	3,735,000	3,756,924
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%,
07/01/2013	825,000	870,656
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2035	3,000,000	2,772,030
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	6,994,008

		14,393,618

HOUSING 1.1%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,847,134

INDUSTRIAL DEVELOPMENT REVENUE 1.9%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,780,020
6.75%, 07/01/2029	2,380,000	2,271,282

		5,051,302

MISCELLANEOUS REVENUE 1.2%
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%,
09/01/2015	3,010,000	3,111,738

PUBLIC FACILITIES 2.2%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,255,000	2,079,336
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj.,
5.625%, 11/01/2026	4,300,000	3,686,648

		5,765,984

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.3%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.45%, 12/01/2034	$ 3,000,000	$2,481,330
Myrtle Beach, SC TRAN, Myrtle Beach Air Force Base Redev. Proj., Ser. A, 5.30%,
10/01/2035	1,000,000	777,460
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	300,624

		3,559,414

TOBACCO REVENUE 14.6%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
6.50%, 06/01/2047	15,000,000	14,767,800
6.50%, 06/01/2047 ‡	24,500,000	24,120,740

		38,888,540

WATER & SEWER 2.5%
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 05-B, 6.00%, 08/01/2025	2,015,000	2,121,291
Unit Dev. No. 09-B, 6.00%, 08/01/2029	2,600,000	2,737,150
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,815,000	1,816,107

		6,674,548

Total Municipal Obligations (cost $284,028,603)		265,212,861

	Shares	Value

SHORT-TERM INVESTMENTS 4.7%
MUTUAL FUND SHARES 4.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø
(cost $12,560,848)	12,560,848	12,560,848

Total Investments (cost $296,589,451) 104.4%		277,773,709
Other Assets and Liabilities (4.4%)		(11,716,862)

Net Assets 100.0%		$266,056,847

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority	IDRRB	Industrial Development Refunding Revenue Bond
CDD	Community Development District	MHRB	Multifamily Housing Revenue Bond
HFA	Housing Finance Authority	RB	Revenue Bond
IDA	Industrial Development Authority	RHA	Residential Housing Authority
IDRB	Industrial Development Revenue Bond	RRB	Refunding Revenue Bond
		TRAN	Tax Revenue Anticipation Note

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of February 29, 2008:

Florida	60.2%
Ohio	14.0%
Georgia	3.1%
Minnesota	2.9%
Texas	2.8%
Maryland	2.0%
Arizona	1.9%
Missouri	1.5%
North Carolina	1.3%
Illinois	1.3%
Washington	1.3%
Virginia	1.0%
New York	1.0%
Colorado	0.9%
South Carolina	0.3%
Non-state specific	4.5%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 29, 2008:

AAA	3.4%
A	1.9%
BBB	17.9%
NR	76.8%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 29, 2008:

Less than 1 year	1.2%
1 to 3 year(s)	4.6%
3 to 5 years	1.9%
5 to 10 years	7.8%
10 to 20 years	22.8%
20 to 30 years	46.5%
Greater than 30 years	15.2%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008 (unaudited)

Assets
Investments in securities, at value (cost $284,028,603)	$265,212,861
Investments in affiliated money market fund, at value (cost $12,560,848)	12,560,848

Total investments	277,773,709
Receivable for Fund shares sold	56,830
Interest receivable	5,580,455
Prepaid expenses and other assets	29,572

Total assets	283,440,566

Liabilities
Dividends payable	738,704
Payable for securities purchased	2,828,060
Payable for floating-rate notes issued	12,250,000
Payable for Fund shares redeemed	1,428,943
Interest and fee expense payable	63,231
Advisory fee payable	10,326
Distribution Plan expenses payable	1,705
Due to other related parties	4,318
Accrued expenses and other liabilities	58,432

Total liabilities	17,383,719

Net assets	$266,056,847

Net assets represented by
Paid-in capital	$346,053,304
Overdistributed net investment income	(101,696)
Accumulated net realized losses on investments	(61,090,921)
Net unrealized losses on investments	(18,803,840)

Total net assets	$266,056,847

Net assets consists of
Class A	$160,718,691
Class B	33,854,712
Class C	25,061,898
Class I	46,421,546

Total net assets	$266,056,847

Shares outstanding (unlimited number of shares authorized)
Class A	18,016,332
Class B	3,795,227
Class C	2,809,471
Class I	5,203,967

Net asset value per share
Class A	$8.92
Class A — Offering price (based on sales charge of 4.75%)	$9.36
Class B	$8.92
Class C	$8.92
Class I	$8.92

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2008 (unaudited)

Investment income
Interest	$10,476,244
Income from affiliate	86,102

Total investment income	10,562,346

Expenses
Advisory fee	791,917
Distribution Plan expenses
Class A	278,809
Class B	194,849
Class C	146,245
Administrative services fee	167,925
Transfer agent fees	74,213
Trustees’ fees and expenses	3,321
Printing and postage expenses	15,624
Custodian and accounting fees	63,446
Registration and filing fees	31,289
Professional fees	23,991
Interest and fee expense	168,522
Other	3,644

Total expenses	1,963,795
Less: Expense reductions	(3,247)
Expense reimbursements	(46,468)

Net expenses	1,914,080

Net investment income	8,648,266

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(16,038,697)
Net change in unrealized gains or losses on investments	(10,243,630)

Net realized and unrealized gains or losses on investments	(26,282,327)

Net decrease in net assets resulting from operations	$(17,634,061)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2008		Year Ended
	(unaudited)		August 31, 2007

Operations
Net investment income		$8,648,266		$21,405,663
Net realized gains or losses on
investments		(16,038,697)		577,004
Net change in unrealized gains or losses
on investments		(10,243,630)		(24,765,724)

Net decrease in net assets resulting
from operations		(17,634,061)		(2,783,057)

Distributions to shareholders from
Net investment income
Class A		(4,857,589)		(10,968,440)
Class B		(871,756)		(2,049,879)
Class C		(654,472)		(1,388,047)
Class I		(2,237,179)		(6,981,604)

Total distributions to shareholders		(8,620,996)		(21,387,970)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,118,039	10,670,246	4,282,776	44,082,423
Class B	92,415	867,379	317,647	3,264,758
Class C	111,217	1,059,339	773,310	7,946,166
Class I	765,640	7,187,077	1,370,696	14,085,012

		19,784,041		69,378,359

Net asset value of shares issued in
reinvestment of distributions
Class A	257,180	2,413,456	532,601	5,447,510
Class B	36,892	346,137	83,046	850,266
Class C	31,583	296,505	58,893	601,977
Class I	26,232	248,044	78,181	799,863

		3,304,142		7,699,616

Automatic conversion of Class B shares
to Class A shares
Class A	190,409	1,793,925	499,738	5,147,495
Class B	(190,409)	(1,793,925)	(499,738)	(5,147,495)

		0		0

Payment for shares redeemed
Class A	(4,950,712)	(46,706,669)	(6,682,945)	(68,186,438)
Class B	(618,992)	(5,858,993)	(1,311,493)	(13,431,088)
Class C	(722,180)	(6,809,706)	(772,972)	(7,900,750)
Class I	(7,773,390)	(73,180,928)	(4,478,669)	(45,819,083)

		(132,556,296)		(135,337,359)

Net decrease in net assets resulting
from capital share transactions		(109,468,113)		(58,259,384)

Total decrease in net assets		(135,723,170)		(82,430,411)
Net assets
Beginning of period		401,780,017		484,210,428

End of period	$ 266,056,847		$ 401,780,017

Overdistributed net investment income		$(101,696)		$(128,966)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual fee, starting at 0.47% and declining to 0.32% as average daily net assets increase. For the six months ended February 29, 2008, the advisory fee was equivalent to 0.47% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 29, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $46,468.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended February 29, 2008, EIS received $5,154 from the sale of Class A shares and $3,151, $40,162 and $2,097 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $159,980,527 and $274,270,398, respectively, for the six months ended February 29, 2008.

At February 29, 2008, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$12,250,000	2.69%	$24,120,740

During the six months ended February 29, 2008, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $152,793.

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $296,620,188. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,639,602 and $22,486,081, respectively, with a net unrealized depreciation of $18,846,479.

As of August 31, 2007, the Fund had $44,876,072 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014

$3,686,794	$18,590,266	$2,069,696	$13,129,353	$3,853,670	$1,390,042	$2,156,251

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and elected to defer post-October capital losses of $164,250.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended February 29, 2008, the Fund had average borrowings outstanding of $331,137 (on an annualized basis) at an average rate of 4.75% and paid interest of $15,729.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes— an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT.

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen High Income Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

25

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

26

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and three-year periods ended December 31, 2006, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees also noted that the Fund’s Class A shares had underperformed the Fund’s benchmark index for the five- and ten-year periods ended December 31, 2006, but that the Fund’s Class A shares performance was in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance for the same periods.

The Trustees noted that the management fee paid by the Fund was near but higher than the average management fee of the peer group of mutual funds against which the Trustees compared the Fund’s management fee, but also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

28

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565567 rv5 4/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565567rv5 4/2008

Evergreen Maryland Municipal Bond Fund

Evergreen

MARYLAND MUNICIPAL BOND FUND

Semiannual Report
as of February 29, 2008

Evergreen Investments℠
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

2	FUND AT A GLANCE
4	ABOUT YOUR FUND’S EXPENSES
5	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

FUND AT A GLANCE

as of February 29, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/30/1990

	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

Nasdaq symbol	EMDAX	EMDDX	EMDCX	EMDYX

6-month return with sales charge	-4.68%	-5.23%	-1.30%	N/A

6-month return w/o sales charge	0.05%	-0.32%	-0.32%	0.18%

Average annual return*

1-year with sales charge	-5.92%	-6.71%	-2.91%	N/A

1-year w/o sales charge	-1.22%	-1.96%	-1.96%	-0.98%

5-year	1.45%	1.36%	1.71%	2.73%

10-year	3.19%	2.91%	3.02%	3.97%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Keith D. Lowe as portfolio manager of the fund.

2

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Maryland Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of February 29, 2008, and subject to change.

3

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,000.51	$ 5.27
Class B	$ 1,000.00	$ 996.77	$ 8.99
Class C	$ 1,000.00	$ 996.77	$ 8.99
Class I	$ 1,000.00	$ 1,001.76	$ 4.03
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.59	$ 5.32
Class B	$ 1,000.00	$ 1,015.86	$ 9.07
Class C	$ 1,000.00	$ 1,015.86	$ 9.07
Class I	$ 1,000.00	$ 1,020.84	$ 4.07

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.06% for Class A, 1.81% for Class B, 1.81% for Class C and 0.81% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13

Income from investment operations
Net investment income (loss)	0.21	0.42	0.40	0.41	0.41	0.46
Net realized and unrealized gains or losses on investments	(0.20)	(0.29)	(0.11)	0	0.14	(0.20)

Total from investment operations	0.01	0.13	0.29	0.41	0.55	0.26

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.40)	(0.41)	(0.41)	(0.46)

Net asset value, end of period	$ 10.47	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93

Total return[1]	0.05%	1.14%	2.69%	3.73%	5.11%	2.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,328	$19,530	$21,011	$22,121	$21,719	$22,806
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.06%[2]	0.98%	0.98%	1.00%	1.05%	0.95%
Expenses excluding waivers/reimbursements and expense
reductions	1.11%[2]	1.03%	1.03%	1.02%	1.05%	0.95%
Net investment income (loss)	3.88%[2]	3.82%	3.70%	3.67%	3.72%	4.09%
Portfolio turnover rate	0%	26%	43%	23%	35%	24%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13

Income from investment operations
Net investment income (loss)	0.17	0.33	0.32	0.33	0.33	0.38
Net realized and unrealized gains or losses on investments	(0.20)	(0.28)	(0.11)	0	0.14	(0.21)

Total from investment operations	(0.03)	0.05	0.21	0.33	0.47	0.17

Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.32)	(0.33)	(0.33)	(0.37)

Net asset value, end of period	$ 10.47	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93

Total return[1]	(0.32%)	0.39%	1.97%	3.01%	4.38%	1.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,875	$5,112	$7,080	$8,511	$9,653	$11,028
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.81%[2]	1.73%	1.73%	1.73%	1.76%	1.68%
Expenses excluding waivers/reimbursements and expense
reductions	1.81%[2]	1.73%	1.73%	1.73%	1.76%	1.68%
Net investment income (loss)	3.13%[2]	3.06%	2.95%	2.95%	3.02%	3.35%
Portfolio turnover rate	0%	26%	43%	23%	35%	24%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13

Income from investment operations
Net investment income (loss)	0.17	0.33	0.32	0.33	0.33	0.37
Net realized and unrealized gains or losses on investments	(0.20)	(0.28)	(0.11)	0	0.14	(0.20)

Total from investment operations	(0.03)	0.05	0.21	0.33	0.47	0.17

Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.32)	(0.33)	(0.33)	(0.37)

Net asset value, end of period	$ 10.47	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93

Total return[1]	(0.32%)	0.39%	1.97%	3.01%	4.38%	1.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,582	$2,817	$3,137	$3,709	$3,637	$4,109
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.81%[2]	1.73%	1.73%	1.73%	1.76%	1.68%
Expenses excluding waivers/reimbursements and expense
reductions	1.81%[2]	1.73%	1.73%	1.73%	1.76%	1.68%
Net investment income (loss)	3.13%[2]	3.06%	2.96%	2.94%	3.02%	3.34%
Portfolio turnover rate	0%	26%	43%	23%	35%	24%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13

Income from investment operations
Net investment income (loss)	0.22	0.44	0.43	0.44	0.44	0.49
Net realized and unrealized gains or losses on investments	(0.20)	(0.29)	(0.11)	0	0.14	(0.20)

Total from investment operations	0.02	0.15	0.32	0.44	0.58	0.29

Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.43)	(0.44)	(0.44)	(0.49)

Net asset value, end of period	$ 10.47	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93

Total return	0.18%	1.40%	2.99%	4.04%	5.43%	2.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$29,996	$37,910	$42,237	$42,215	$42,744	$37,036
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.81%[1]	0.73%	0.73%	0.73%	0.76%	0.68%
Expenses excluding waivers/reimbursements and expense
reductions	0.81%[1]	0.73%	0.73%	0.73%	0.76%	0.68%
Net investment income (loss)	4.12%[1]	4.06%	3.95%	3.94%	4.00%	4.36%
Portfolio turnover rate	0%	26%	43%	23%	35%	24%

1 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 89.8%
COMMUNITY DEVELOPMENT DISTRICT 4.1%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$279,000	$284,951
6.625%, 07/01/2025	1,000,000	984,210
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	900,000	921,609

		2,190,770

CONTINUING CARE RETIREMENT COMMUNITY 2.5%
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Edenwald, Ser. A:
5.20%, 01/01/2024	1,000,000	909,520
5.40%, 01/01/2037	500,000	435,350

		1,344,870

EDUCATION 17.9%
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	304,248
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj., 5.375%,
07/01/2016	1,130,000	1,187,788
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.625%, 07/01/2020	680,000	696,612
5.625%, 07/01/2022	280,000	285,200
Goucher College, 5.375%, 07/01/2025	1,450,000	1,454,901
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	500,000	470,280
Loyola College, Ser. A, 5.125%, 10/01/2045	1,575,000	1,444,306
Maryland Institute College of Art, 5.00%, 06/01/2030	1,225,000	1,076,861
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	782,032
6.00%, 05/01/2035	1,000,000	897,960
St. Mary’s College, Maryland Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,033,892

		9,634,080

ELECTRIC REVENUE 1.8%
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2022	1,000,000	982,860

GENERAL OBLIGATION - LOCAL 9.6%
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 07/01/2018	2,500,000	2,612,800
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	1,240,000	1,317,962
5.25%, 10/01/2019	1,150,000	1,226,383

		5,157,145

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 16.5%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	$915,000	$948,059
6.00%, 07/01/2017	830,000	856,078
6.00%, 07/01/2020	1,485,000	1,511,463
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,274,196
Peninsula Regl. Med. Ctr., 5.00%, 07/01/2020	1,000,000	972,130
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	333,650
5.50%, 07/01/2022	350,000	350,371
5.75%, 07/01/2020	500,000	508,580
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,000,000	2,112,600

		8,867,127

HOUSING 6.2%
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	999,920
5.875%, 07/01/2021	500,000	502,935
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	1,050,000	1,073,919
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	256,810
5.35%, 07/01/2021	500,000	500,035

		3,333,619

INDUSTRIAL DEVELOPMENT REVENUE 7.5%
Maryland Econ. Dev. Corp. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj.,
4.60%, 04/01/2016	2,500,000	2,387,550
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,664,304

		4,051,854

LEASE 0.8%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%,
08/15/2020	308,000	400,040

MISCELLANEOUS REVENUE 2.6%
Maryland Econ. Dev. Corp. RB, Lutheran World Relief, 5.25%, 04/01/2019	400,000	396,336
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%,
09/01/2015	985,000	1,018,293

		1,414,629

PRE-REFUNDED 17.7%
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	930,000	945,801
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,072,950
Baltimore, MD RRB, Water Proj., Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,647,825
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	531,565
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj., 6.00%,
06/01/2021	1,000,000	1,123,850

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Maryland Institute College of Art, 5.50%, 06/01/2021	$530,000	$567,322
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,424,410
5.75%, 07/01/2021	1,000,000	1,081,080
6.625%, 07/01/2020	1,000,000	1,091,750

		9,486,553

TRANSPORTATION 0.6%
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010, (Insd. by
FGIC)	300,000	319,539

WATER & SEWER 2.0%
Baltimore, MD RRB, Water Proj., Ser. A, 6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,083,350

Total Municipal Obligations (cost $48,106,294)		48,266,436

	Shares	Value

SHORT-TERM INVESTMENTS 6.1%
MUTUAL FUND SHARES 6.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø
(cost $3,290,525)	3,290,525	3,290,525

Total Investments (cost $51,396,819) 95.9%		51,556,961
Other Assets and Liabilities 4.1%		2,223,408

Net Assets 100.0%		$53,780,369

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GO	General Obligation
MHRB	Multifamily Housing Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of February 29, 2008:

Maryland	87.1%
Pennsylvania	4.1%
Puerto Rico	1.9%
District of Columbia	0.6%
Non-state specific	6.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 29, 2008:

AAA	35.6%
AA	16.4%
A	18.3%
BBB	19.8%
NR	9.9%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 29, 2008:

Less than 1 year	12.4%
1 to 3 year(s)	9.2%
3 to 5 years	13.8%
5 to 10 years	18.8%
10 to 20 years	36.1%
20 to 30 years	6.2%
Greater than 30 years	3.5%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008 (unaudited)

Assets
Investments in securities, at value (cost $48,106,294)	$48,266,436
Investments in affiliated money market fund, at value (cost $3,290,525)	3,290,525

Total investments	51,556,961
Receivable for securities sold	1,686,783
Receivable for Fund shares sold	2,649
Interest receivable	692,594
Prepaid expenses and other assets	4,818

Total assets	53,943,805

Liabilities
Dividends payable	139,872
Payable for Fund shares redeemed	255
Advisory fee payable	1,853
Distribution Plan expenses payable	192
Due to other related parties	942
Accrued expenses and other liabilities	20,322

Total liabilities	163,436

Net assets	$53,780,369

Net assets represented by
Paid-in capital	$55,373,009
Overdistributed net investment income	(61,819)
Accumulated net realized losses on investments	(1,690,963)
Net unrealized gains on investments	160,142

Total net assets	$53,780,369

Net assets consists of
Class A	$17,327,988
Class B	3,874,695
Class C	2,581,637
Class I	29,996,049

Total net assets	$53,780,369

Shares outstanding (unlimited number of shares authorized)
Class A	1,654,909
Class B	370,053
Class C	246,558
Class I	2,864,832

Net asset value per share
Class A	$10.47
Class A — Offering price (based on sales charge of 4.75%)	$10.99
Class B	$10.47
Class C	$10.47
Class I	$10.47

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2008 (unaudited)

Investment income
Interest	$1,476,179
Income from affiliate	18,518

Total investment income	1,494,697

Expenses
Advisory fee	127,288
Distribution Plan expenses
Class A	27,650
Class B	21,548
Class C	13,377
Administrative services fee	30,210
Transfer agent fees	14,137
Trustees’ fees and expenses	2,670
Printing and postage expenses	11,579
Custodian and accounting fees	14,168
Registration and filing fees	38,151
Professional fees	5,522
Other	2,023

Total expenses	308,323
Less: Expense reductions	(570)
Expense reimbursements	(4,608)

Net expenses	303,145

Net investment income	1,191,552

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(297,417)
Net change in unrealized gains or losses on investments	(612,154)

Net realized and unrealized gains or losses on investments	(909,571)

Net increase in net assets resulting from operations	$281,981

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2008		Year Ended
	(unaudited)		August 31, 2007

Operations
Net investment income		$1,191,552		$2,743,568
Net realized losses on investments		(297,417)		(2,869)
Net change in unrealized gains or losses
on investments		(612,154)		(1,794,021)

Net increase in net assets resulting
from operations		281,981		946,678

Distributions to shareholders from
Net investment income
Class A		(359,347)		(786,529)
Class B		(67,888)		(190,928)
Class C		(42,123)		(94,177)
Class I		(729,028)		(1,678,820)

Total distributions to shareholders		(1,198,386)		(2,750,454)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	10,944	118,442	106,820	1,166,033
Class B	4,614	49,486	16,522	178,470
Class C	1,662	17,792	9,118	99,817
Class I	146,854	1,578,997	663,898	7,240,631

		1,764,717		8,684,951

Net asset value of shares issued in
reinvestment of distributions
Class A	20,938	224,820	45,931	501,162
Class B	3,548	38,103	10,330	112,853
Class C	1,572	16,878	3,463	37,801
Class I	344	3,715	1,899	20,718

		283,516		672,534

Automatic conversion of Class B shares
to Class A shares
Class A	19,840	214,545	39,557	433,580
Class B	(19,840)	(214,545)	(39,557)	(433,580)

		0		0

Payment for shares redeemed
Class A	(227,283)	(2,455,070)	(279,050)	(3,049,239)
Class B	(97,438)	(1,050,131)	(154,231)	(1,679,477)
Class C	(20,704)	(222,765)	(34,830)	(379,147)
Class I	(835,534)	(8,992,899)	(966,857)	(10,542,327)

		(12,720,865)		(15,650,190)

Net decrease in net assets resulting
from capital share transactions		(10,672,632)		(6,292,705)

Total decrease in net assets		(11,589,037)		(8,096,481)
Net assets
Beginning of period		65,369,406		73,465,887

End of period		$53,780,369		$65,369,406

Overdistributed net investment income		$(61,819)		$(54,985)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. For the six months ended February 29, 2008 the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 29, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4,608.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 29, 2008 EIS received $302 from the sale of Class A shares and $6,659 in contingent deferred sales charges from redemptions of Class B.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $0 and $15,087,988, respectively, for the six months ended February 29, 2008.

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $51,396,819. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,215,450 and $1,055,308, respectively, with a net unrealized appreciation of $160,142.

As of August 31, 2007, the Fund had $1,359,245 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2014

$146,613	$804,652	$141,047	$14,131	$223,198	$29,604

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and elected to defer post-October losses of $34,301.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2008, the Fund did not participate in the interfund lending program.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended February 29, 2008, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

13. SUBSEQUENT EVENT

Effective at the close of business on April 11, 2008, Evergreen Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Evergreen Municipal Bond Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Municipal Bond Fund.

21

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 20, 2008, a Special Meeting of Shareholders for the Fund was held to consider a proposal providing for the acquisition of all of the assets of the Fund by Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, in exchange for shares of Evergreen Municipal Bond Fund and the assumption by Evergreen Municipal Bond Fund for all of the liabilities of the Fund. On December 31, 2007, the record date for the meeting, the Fund had $59,132,461 of net assets outstanding of which $40,211,640 (68.00%) of net assets were represented at the meeting.

Proposal 1 — The proposed reorganization of the Fund into Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, a Delaware business trust:

        $39,034,200 voted “For”
        $     815,604 voted “Against”
        $     361,836 voted “Abstain”

22

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Maryland Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

23

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

24

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

25

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states, the generally limited sizes of those funds, and the effect of the funds’ lack of scale and, in some cases, limited investment opportunities, on the funds’ historical performance records. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees considered in this regard that the number of other mutual funds focusing their investments in Maryland municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of its peer funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, but near the median of that group, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees also noted that the Fund’s performance and expenses were likely affected adversely by the Fund’s relatively small size.

26

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund. The Trustees noted that, in light of the size of the Fund, and the relatively small potential investor base, it was unlikely that the Fund would achieve a size affording the potential for realization of significant economies.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565570 rv5 4/2008

Evergreen North Carolina Municipal Bond Fund

Evergreen

NORTH CAROLINA MUNICIPAL BOND FUND

Semiannual Report
as of February 29, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen North Carolina Municipal Bond Fund for the six-month period ended February 29, 2008 (the “six-month period”).

Heightening concerns that problems in the financials sector could pull the domestic economy into recession increasingly dominated investor thinking during the six-month period. Apprehension grew into serious worry in the summer and autumn of 2007 when major financial institutions began to report substantial losses from their exposures to subprime mortgages. As multi-billion-dollar mortgage-related losses began piling up in multiple institutions, banks tightened credit standards and restricted their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. Treasuries outperformed other fixed income sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads widened between high grade and lower-rated securities. At the same time, equities were undermined by the combination of weakening economic growth and disappointing profits, leading to falling stock prices across all market capitalizations, investment styles and regions. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After solid growth early in 2007, the U.S. economy exhibited increasing signs of deceleration late in 2007 and the first months of 2008. Despite full employment, solid income growth and robust export

LETTER TO SHAREHOLDERS continued

activity, economic growth slowed as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Growth in corporate profits, employment and other key economic indicators began to slacken and Gross Domestic Product growth slowed to just 0.6% during the final quarter of 2007. Economists projected similar or slower growth for the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. The Fed cut the key fed funds rate six different times from September 2007 to March 2008. The most dramatic rate cuts were the final two — each by three-quarters of one percentage point. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, pushed through a $168 billion fiscal stimulus bill that was expected to send rebate checks to taxpayers by late spring.

During this volatile six-month period, the management team for Evergreen’s state municipal funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

We believe the experiences in the investment markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at

EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of February 29, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

Nasdaq symbol	ENCMX	ENCBX	ENCCX	ENCYX

6-month return with sales charge	-5.63%	-6.14%	-2.25%	N/A

6-month return w/o sales charge	-0.91%	-1.28%	-1.28%	-0.78%

Average annual return*

1-year with sales charge	-7.20%	-7.97%	-4.21%	N/A

1-year w/o sales charge	-2.54%	-3.28%	-3.28%	-2.30%

5-year	1.14%	1.05%	1.40%	2.42%

10-year	2.97%	2.71%	3.02%	3.74%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen North Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of February 29, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class A	$ 1,000.00	$ 990.91	$ 4.70
Class B	$ 1,000.00	$ 987.20	$ 8.40
Class C	$ 1,000.00	$ 987.20	$ 8.40
Class I	$ 1,000.00	$ 992.15	$ 3.47
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.14	$ 4.77
Class B	$ 1,000.00	$ 1,016.41	$ 8.52
Class C	$ 1,000.00	$ 1,016.41	$ 8.52
Class I	$ 1,000.00	$ 1,021.38	$ 3.52

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C and 0.70% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.00	$ 10.30	$ 10.44	$ 10.47	$ 10.26	$ 10.43

Income from investment operations
Net investment income (loss)	0.19	0.38	0.39	0.38	0.39	0.42
Net realized and unrealized gains or losses on investments	(0.28)	(0.30)	(0.14)	(0.03)	0.21	(0.17)

Total from investment operations	(0.09)	0.08	0.25	0.35	0.60	0.25

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.38)	(0.38)	(0.39)	(0.42)
Net realized gains	0	0	(0.01)	0	0	0

Total distributions to shareholders	(0.19)	(0.38)	(0.39)	(0.38)	(0.39)	(0.42)

Net asset value, end of period	$ 9.72	$ 10.00	$ 10.30	$ 10.44	$ 10.47	$ 10.26

Total return[1]	(0.91%)	0.67%	2.54%	3.42%	5.94%	2.36%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,311	$59,828	$66,176	$74,119	$72,037	$82,895
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	0.95%[2]	0.93%	0.87%[3]	0.86%	0.88%	0.75%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.00%[2]	0.98%	0.92%[3]	0.88%	0.88%	0.86%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.84%[2]	0.84%	0.84%	0.86%	0.88%	0.75%
Interest and fee expense[4]	0.11%[2]	0.09%	0.03%	0.00%	0.00%	0.00%
Net investment income (loss)	3.89%[2]	3.71%	3.78%	3.66%	3.76%	4.01%
Portfolio turnover rate	31%	72%	83%	36%	15%	49%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.00	$10.30	$10.44	$ 10.47	$ 10.26	$ 10.43

Income from investment operations
Net investment income (loss)	0.16	0.30	0.31	0.31	0.32	0.34
Net realized and unrealized gains or losses on investments	(0.28)	(0.29)	(0.13)	(0.03)	0.21	(0.17)

Total from investment operations	(0.12)	0.01	0.18	0.28	0.53	0.17

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.31)	(0.31)	(0.32)	(0.34)
Net realized gains	0	0	(0.01)	0	0	0

Total distributions to shareholders	(0.16)	(0.31)	(0.32)	(0.31)	(0.32)	(0.34)

Net asset value, end of period	$ 9.72	$10.00	$10.30	$ 10.44	$ 10.47	$ 10.26

Total return[1]	(1.28%)	(0.08%)	1.82%	2.70%	5.21%	1.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,441	$6,218	$7,861	$11,332	$14,254	$16,965
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	1.70%[2]	1.68%	1.61%[3]	1.58%	1.58%	1.49%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.70%[2]	1.68%	1.61%[3]	1.58%	1.58%	1.59%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.59%[2]	1.59%	1.58%	1.58%	1.58%	1.49%
Interest and fee expense[4]	0.11%[2]	0.09%	0.03%	0.00%	0.00%	0.00%
Net investment income (loss)	3.14%[2]	2.96%	3.03%	2.94%	3.06%	3.26%
Portfolio turnover rate	31%	72%	83%	36%	15%	49%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.00	$10.30	$10.44	$10.47	$10.26	$10.43

Income from investment operations
Net investment income (loss)	0.16	0.30	0.31	0.31	0.32	0.34[1]
Net realized and unrealized gains or losses on investments	(0.28)	(0.29)	(0.13)	(0.03)	0.21	(0.17)

Total from investment operations	(0.12)	0.01	0.18	0.28	0.53	0.17

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.31)	(0.31)	(0.32)	(0.34)
Net realized gains	0	0	(0.01)	0	0	0

Total distributions to shareholders	(0.16)	(0.31)	(0.32)	(0.31)	(0.32)	(0.34)

Net asset value, end of period	$ 9.72	$10.00	$10.30	$10.44	$10.47	$10.26

Total return[2]	(1.28%)	(0.08%)	1.82%	2.70%	5.21%	1.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,709	$5,734	$5,744	$5,578	$4,869	$3,835
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	1.70%[3]	1.68%	1.61%[4]	1.58%	1.58%	1.49%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.70%[3]	1.68%	1.61%[4]	1.58%	1.58%	1.59%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.59%[3]	1.59%	1.58%	1.58%	1.58%	1.49%
Interest and fee expense[5]	0.11%[3]	0.09%	0.03%	0.00%	0.00%	0.00%
Net investment income (loss)	3.13%[3]	2.96%	3.03%	2.93%	3.05%	3.20%
Portfolio turnover rate	31%	72%	83%	36%	15%	49%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

4 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

5 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.00	$ 10.30	$ 10.44	$ 10.47	$ 10.26	$ 10.43

Income from investment operations
Net investment income (loss)	0.21	0.41	0.41	0.41	0.42	0.44
Net realized and unrealized gains or losses on investments	(0.28)	(0.30)	(0.13)	(0.03)	0.21	(0.17)

Total from investment operations	(0.07)	0.11	0.28	0.38	0.63	0.27

Distributions to shareholders from
Net investment income	(0.21)	(0.41)	(0.41)	(0.41)	(0.42)	(0.44)
Net realized gains	0	0	(0.01)	0	0	0

Total distributions to shareholders	(0.21)	(0.41)	(0.42)	(0.41)	(0.42)	(0.44)

Net asset value, end of period	$ 9.72	$ 10.00	$ 10.30	$ 10.44	$ 10.47	$ 10.26

Total return	(0.78%)	0.92%	2.85%	3.72%	6.26%	2.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$370,816	$444,672	$555,403	$565,799	$566,314	$571,136
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	0.70%[1]	0.68%	0.61%[2]	0.58%	0.58%	0.49%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.70%[1]	0.68%	0.61%[2]	0.58%	0.58%	0.59%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.59%[1]	0.59%	0.58%	0.58%	0.58%	0.49%
Interest and fee expense[3]	0.11%[1]	0.09%	0.03%	0.00%	0.00%	0.00%
Net investment income (loss)	4.13%[1]	3.96%	4.03%	3.93%	4.06%	4.26%
Portfolio turnover rate	31%	72%	83%	36%	15%	49%

1 Annualized

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 95.3%
AIRPORT 0.7%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$ 2,755,000	$ 2,861,618

CONTINUING CARE RETIREMENT COMMUNITY 7.5%
Iowa Fin. Auth. Sr. Living Facs. Deerfield Retirement Cmnty. RRB, Ser. A, 5.00%,
11/15/2021	1,000,000	846,560
North Carolina Med. Care Commission Hlth. Care Facs. RB, First Mtge.:
Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,749,842
Pines at Davidson Proj., Ser. A:
5.00%, 01/01/2017	980,000	962,105
5.00%, 01/01/2018	835,000	810,326
Presbyterian Homes:
5.40%, 10/01/2027	6,000,000	5,545,200
5.50%, 10/01/2031	2,000,000	1,809,240
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,677,785
Ser. C, 4.65%, 10/01/2034	2,000,000	1,985,440
First Mtge. Southminster Proj., Ser. A:
5.35%, 10/01/2020	1,730,000	1,668,516
5.45%, 10/01/2022	600,000	576,570
5.625%, 10/01/2027	5,650,000	5,373,150
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	982,610
5.00%, 07/01/2011	500,000	489,605
5.25%, 07/01/2012	750,000	740,093
6.375%, 07/01/2023	3,000,000	3,441,450
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%,
01/01/2027	3,500,000	3,049,690

		32,708,182

ELECTRIC REVENUE 14.0%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,125,550
6.50%, 01/01/2018	3,750,000	4,167,225
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	1,991,493
Ser. B, 6.00%, 01/01/2022	5,415,000	5,621,203
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	11,100,000	11,908,857
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. C, 7.00%,
01/01/2013, (Insd. by MBIA)	3,400,000	3,777,808
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	13,125,000	14,060,944
Ser. B:
6.375%, 01/01/2013	5,000,000	5,291,750
6.50%, 01/01/2020	9,000,000	9,437,220

		61,382,050

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 27.5%
North Carolina GO:
Pub. Impt., Ser. A:
5.00%, 03/01/2017, ROL +	$20,000,000	$ 21,178,600
5.00%, 03/01/2020	54,000,000	55,183,680
5.25%, 03/01/2023	15,000,000	16,459,200
Ser. A, 4.75%, 04/01/2014	11,035,000	11,277,660
Puerto Rico GO:
6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,645,416
Pub. Impt., Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	13,005,000	13,788,681

		120,533,237

HOSPITAL 8.7%
Charlotte-Mecklenburg, NC Hosp. Auth. RB, Hlth. Care Sys., Ser. A:
5.00%, 01/15/2018, (Insd. by MBIA)	5,000,000	5,096,300
5.00%, 01/15/2019, (Insd. by MBIA)	4,500,000	4,534,740
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%,
11/15/2032	5,000,000	5,033,300
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.20%, 09/01/2009	150,000	152,949
North Carolina Med. Care Commission RB:
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,828,098
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,453,144
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,058,100
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	1,130,000	1,120,474
5.75%, 10/01/2019	1,090,000	1,042,007
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	1,930,080
6.00%, 11/15/2030	1,500,000	1,406,370
6.00%, 11/15/2035	7,250,000	6,699,073

		38,354,635

HOUSING 2.4%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	325,000	327,763
North Carolina HFA RB:
Ser. 08-A:
5.95%, 01/01/2027	400,000	403,608
6.00%, 07/01/2011	355,000	364,209
6.10%, 07/01/2013	410,000	416,855
Ser. 09-A:
5.60%, 07/01/2016	2,350,000	2,381,960
5.875%, 07/01/2031	4,295,000	4,211,763
Ser. 14-A, 4.70%, 07/01/2013	1,350,000	1,366,429
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	1,175,000	1,201,802

		10,674,389

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 7.0%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A, 5.85%,
12/01/2020	$ 3,000,000	$ 2,928,660
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,950,000	5,009,004
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	12,380,000	10,642,962
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%,
04/01/2014	2,500,000	2,588,900
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%,
02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	976,620
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%,
02/01/2017	8,130,000	8,347,071

		30,493,217

LEASE 7.7%
Charlotte, NC COP, Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015	9,335,000	10,050,995
5.50%, 08/01/2017	10,390,000	10,997,607
5.50%, 08/01/2018	5,800,000	6,084,896
Durham, NC COP, New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	890,000	921,497
Ser. B, 5.25%, 12/01/2011	1,485,000	1,560,661
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,149,460
Winston-Salem, NC COP, Ser. C, 5.25%, 06/01/2015	1,980,000	2,106,779

		33,871,895

MISCELLANEOUS REVENUE 3.3%
Mooresville, NC COP, 5.00%, 09/01/2032	10,000,000	9,408,200
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,076,700

		14,484,900

PRE-REFUNDED 4.8%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	3,976,818
Ser. D:
5.50%, 06/01/2020	1,090,000	1,161,362
5.50%, 06/01/2025	3,000,000	3,196,410
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow, 6.00%, 12/01/2021	3,910,000	4,377,206
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj.,
5.75%, 07/01/2021	5,000,000	5,405,400
University of North Carolina Sys. Pool RB:
5.75%, 10/01/2013, (Insd. by AMBAC)	990,000	1,068,012
5.75%, 10/01/2014, (Insd. by AMBAC)	1,045,000	1,127,346
5.75%, 10/01/2015, (Insd. by AMBAC)	880,000	949,344

		21,261,898

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 3.6%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%,
07/01/2018	$15,000,000	$ 15,678,750

TOBACCO REVENUE 1.1%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 6.50%, 06/01/2047 ‡	5,000,000	4,922,600

TRANSPORTATION 5.4%
Puerto Rico Hwy. & Trans. Auth. RB:
Ser. AA:
5.50%, 07/01/2018, (Insd. by MBIA)	10,000,000	10,452,500
5.50%, 07/01/2020	5,000,000	5,128,100
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	7,150,000	7,957,307

		23,537,907

WATER & SEWER 1.6%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,509,955
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,115,140
Winston-Salem, NC Water & Sewer Sys. RB, 4.875%, 06/01/2014	3,350,000	3,403,834

		7,028,929

Total Municipal Obligations (cost $418,956,007)		417,794,207

	Shares	Value

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø
(cost $15,604,131)	15,604,131	15,604,131

Total Investments (cost $434,560,138) 98.9%		433,398,338
Other Assets and Liabilities 1.1%		4,878,910

Net Assets 100.0%		$ 438,277,248

+  Inverse floating-rate security

‡  Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

q  Rate shown is the 7-day annualized yield at period end.

ø  Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 29, 2008:

North Carolina	72.9%
Puerto Rico	12.8%
Minnesota	2.3%
South Carolina	1.6%
Maryland	1.2%
Virgin Islands	1.2%
Florida	1.2%
Michigan	1.2%
Ohio	1.1%
Washington	0.7%
Iowa	0.2%
Non-state specific	3.6%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 29, 2008:

AAA	57.1%
AA	12.8%
A	10.6%
BBB	9.5%
NR	10.0%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 29, 2008:

Less than 1 year	7.6%
1 to 3 year(s)	6.4%
3 to 5 years	10.6%
5 to 10 years	32.4%
10 to 20 years	32.9%
20 to 30 years	9.0%
Greater than 30 years	1.1%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008 (unaudited)

Assets
Investments in securities, at value (cost $418,956,007)	$ 417,794,207
Investments in affiliated money market fund, at value (cost $15,604,131)	15,604,131

Total investments	433,398,338
Receivable for securities sold	6,135,592
Receivable for Fund shares sold	162,397
Interest receivable	6,186,387
Prepaid expenses and other assets	6,517

Total assets	445,889,231

Liabilities
Dividends payable	1,400,544
Payable for securities purchased	2,828,060
Payable for floating-rate notes issued	2,500,000
Payable for Fund shares redeemed	762,069
Interest and fee expense payable	28,697
Advisory fee payable	14,917
Due to other related parties	4,215
Accrued expenses and other liabilities	73,481

Total liabilities	7,611,983

Net assets	$ 438,277,248

Net assets represented by
Paid-in capital	$ 449,135,693
Undistributed net investment income	279,745
Accumulated net realized losses on investments	(9,976,390)
Net unrealized losses on investments	(1,161,800)

Total net assets	$ 438,277,248

Net assets consists of
Class A	$ 57,310,951
Class B	5,441,338
Class C	4,708,930
Class I	370,816,029

Total net assets	$ 438,277,248

Shares outstanding (unlimited number of shares authorized)
Class A	5,897,813
Class B	559,952
Class C	484,567
Class I	38,160,479

Net asset value per share
Class A	$ 9.72
Class A — Offering price (based on sales charge of 4.75%)	$ 10.20
Class B	$ 9.72
Class C	$ 9.72
Class I	$ 9.72

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2008 (unaudited)

Investment income
Interest	$ 11,470,239
Income from affiliate	208,031

Total investment income	11,678,270

Expenses
Advisory fee	1,016,232
Distribution Plan expenses
Class A	86,877
Class B	29,328
Class C	25,821
Administrative services fee	241,201
Transfer agent fees	21,107
Trustees’ fees and expenses	6,681
Printing and postage expenses	17,908
Custodian and accounting fees	70,030
Registration and filing fees	22,074
Professional fees	18,960
Interest and fee expense	261,394
Other	8,127

Total expenses	1,825,740
Less: Expense reductions	(6,535)
Expense reimbursements	(14,479)

Net expenses	1,804,726

Net investment income	9,873,544

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(4,448,669)
Net change in unrealized gains or losses on investments	(7,765,518)

Net realized and unrealized gains or losses on investments	(12,214,187)

Net decrease in net assets resulting from operations	$ (2,340,643)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2008		Year Ended
	(unaudited)		August 31, 2007

Operations
Net investment income	$ 9,873,544		$ 23,025,468
Net realized gains or losses on
investments		(4,448,669)		314,137
Net change in unrealized gains or losses
on investments		(7,765,518)		(16,872,091)

Net increase (decrease) in net assets
resulting from operations		(2,340,643)		6,467,514

Distributions to shareholders from
Net investment income
Class A		(1,117,877)		(2,375,426)
Class B		(91,147)		(212,552)
Class C		(80,116)		(181,804)
Class I		(8,515,716)		(20,366,230)

Total distributions to shareholders		(9,804,856)		(23,136,012)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	399,398	4,064,613	574,402	5,885,343
Class B	335	3,379	27,386	280,117
Class C	21,466	216,905	191,313	1,969,730
Class I	2,481,276	25,007,764	6,125,266	62,798,478

		29,292,661		70,933,668

Net asset value of shares issued in
reinvestment of distributions
Class A	76,904	771,414	153,734	1,575,232
Class B	4,778	47,963	11,695	119,938
Class C	5,069	50,868	10,386	106,398
Class I	25,051	251,234	44,526	455,956

		1,121,479		2,257,524

Automatic conversion of Class B shares
to Class A shares
Class A	17,250	174,163	38,532	396,797
Class B	(17,250)	(174,163)	(38,532)	(396,797)

		0		0

Payment for shares redeemed
Class A	(579,114)	(5,844,017)	(1,205,285)	(12,317,393)
Class B	(49,751)	(502,167)	(141,560)	(1,450,334)
Class C	(115,377)	(1,165,318)	(185,701)	(1,905,542)
Class I	(8,817,359)	(88,931,969)	(15,597,493)	(159,581,414)

		(96,443,471)		(175,254,683)

Net decrease in net assets resulting
from capital share transactions		(66,029,331)		(102,063,491)

Total decrease in net assets		(78,174,830)		(118,731,989)
Net assets
Beginning of period		516,452,078		635,184,067

End of period	$ 438,277,248		$ 516,452,078

Undistributed net investment income	$ 279,745		$ 211,057

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. For the six months ended February 29, 2008, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 29, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $14,479.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended February 29, 2008, EIS received $1,376 from the sale of Class A shares and $4,084 and $89 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $144,957,756 and $213,228,170, respectively, for the six months ended February 29, 2008.

At February 29, 2008, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$2,500,000	2.69%	$4,922,600

During the six months ended February 29, 2008, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $261,394.

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $434,560,138. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,744,119 and $9,905,919, respectively, with a net unrealized depreciation of $1,161,800.

As of August 31, 2007, the Fund had $3,463,545 in capital loss carryovers for federal income tax purposes with $2,710,397 expiring in 2009 and $753,148 expiring in 2015.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and elected to defer post-October losses of $1,462,730.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended February 29, 2008, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen North Carolina Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

25

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

26

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appro-

27

ADDITIONAL INFORMATION (unaudited) continued

priate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states, the generally limited sizes of those funds, and the effect of the funds’ lack of scale and, in some cases, limited investment opportunities, on the funds’ historical performance records. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees considered in this regard that the number of other mutual funds focusing their investments in North Carolina municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of its peer funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, but near the median of that group, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as

28

ADDITIONAL INFORMATION (unaudited) continued

implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565571 rv5 4/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565571 rv5   4/2008

Evergreen South Carolina Municipal Bond Fund

Evergreen

SOUTH CAROLINA MUNICIPAL BOND FUND

Semiannual Report
as of February 29, 2008

Evergreen Investments℠
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

2	FUND AT A GLANCE
4	ABOUT YOUR FUND’S EXPENSES
5	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

FUND AT A GLANCE
 as of February 29, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• Mathew M. Kiselak†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS
Portfolio inception date: 1/3/1994

	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

Nasdaq symbol	EGASX	EGBSX	EGCSX	EGSYX

6-month return with sales charge	-5.48%	-5.97%	-2.08%	N/A

6-month return w/o sales charge	-0.74%	-1.11%	-1.11%	-0.62%

Average annual return*

1-year with sales charge	-6.51%	-7.32%	-3.55%	N/A

1-year w/o sales charge	-1.87%	-2.61%	-2.61%	-1.62%

5-year	1.39%	1.30%	1.65%	2.67%

10-year	3.24%	2.99%	3.31%	4.03%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Charles E. Jeanne as portfolio manager of the fund.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen South Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of February 29, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class A	$ 1,000.00	$ 992.59	$ 4.36
Class B	$ 1,000.00	$ 988.88	$ 8.06
Class C	$ 1,000.00	$ 988.88	$ 8.06
Class I	$ 1,000.00	$ 993.83	$ 3.12
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.49	$ 4.42
Class B	$ 1,000.00	$ 1,016.76	$ 8.17
Class C	$ 1,000.00	$ 1,016.76	$ 8.17
Class I	$ 1,000.00	$ 1,021.73	$ 3.17

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.63% for Class B, 1.63% for Class C and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.77	$10.16	$10.35	$10.39	$10.21	$10.36

Income from investment operations
Net investment income (loss)	0.20	0.39	0.40	0.40	0.38	0.39
Net realized and unrealized gains or losses on investments	(0.27)	(0.25)	(0.16)	(0.01)	0.20	(0.14)

Total from investment operations	(0.07)	0.14	0.24	0.39	0.58	0.25

Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.40)	(0.40)	(0.38)	(0.39)
Net realized gains	0[1]	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)

Total distributions to shareholders	(0.20)	(0.53)	(0.43)	(0.43)	(0.40)	(0.40)

Net asset value, end of period	$9.50	$9.77	$10.16	$10.35	$10.39	$10.21

Total return[2]	(0.74%)	1.40%	2.41%	3.74%	5.67%	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$38,913	$47,890	$50,520	$55,443	$58,715	$71,653
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88%[3]	0.86%	0.85%	0.87%	0.89%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%[3]	0.91%	0.90%	0.89%	0.89%	0.88%
Net investment income (loss)	4.10%[3]	3.91%	3.98%	3.83%	3.61%	3.74%
Portfolio turnover rate	1%	19%	61%	33%	37%	42%

1 Amount represents less than $0.005 per share.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.77	$10.16	$10.35	$10.39	$10.21	$10.36

Income from investment operations
Net investment income (loss)	0.16	0.32	0.33	0.32	0.30	0.31
Net realized and unrealized gains or losses on investments	(0.27)	(0.25)	(0.16)	(0.01)	0.20	(0.14)

Total from investment operations	(0.11)	0.07	0.17	0.31	0.50	0.17

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.33)	(0.32)	(0.30)	(0.31)
Net realized gains	0[1]	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)

Total distributions to shareholders	(0.16)	(0.46)	(0.36)	(0.35)	(0.32)	(0.32)

Net asset value, end of period	$9.50	$9.77	$10.16	$10.35	$10.39	$10.21

Total return[2]	(1.11%)	0.64%	1.69%	3.02%	4.93%	1.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,627	$7,448	$8,829	$10,669	$12,106	$13,077
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.63%[3]	1.61%	1.60%	1.59%	1.60%	1.60%
Expenses excluding waivers/reimbursements
and expense reductions	1.63%[3]	1.61%	1.60%	1.59%	1.60%	1.60%
Net investment income (loss)	3.35%[3]	3.16%	3.23%	3.11%	2.91%	2.99%
Portfolio turnover rate	1%	19%	61%	33%	37%	42%

1 Amount represents less than $0.005 per share.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.77	$10.16	$10.35	$10.39	$10.21	$10.36

Income from investment operations
Net investment income (loss)	0.16	0.32	0.33	0.32	0.30	0.31
Net realized and unrealized gains or losses on investments	(0.27)	(0.25)	(0.16)	(0.01)	0.20	(0.14)

Total from investment operations	(0.11)	0.07	0.17	0.31	0.50	0.17

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.33)	(0.32)	(0.30)	(0.31)
Net realized gains	0[1]	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)

Total distributions to shareholders	(0.16)	(0.46)	(0.36)	(0.35)	(0.32)	(0.32)

Net asset value, end of period	$9.50	$9.77	$10.16	$10.35	$10.39	$10.21

Total return[2]	(1.11%)	0.64%	1.69%	3.02%	4.93%	1.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,074	$5,317	$6,327	$6,680	$7,061	$7,028
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.63%[3]	1.61%	1.60%	1.59%	1.59%	1.59%
Expenses excluding waivers/reimbursements
and expense reductions	1.63%[3]	1.61%	1.60%	1.59%	1.59%	1.59%
Net investment income (loss)	3.35%[3]	3.16%	3.23%	3.11%	2.91%	2.96%
Portfolio turnover rate	1%	19%	61%	33%	37%	42%

1 Amount represents less than $0.005 per share.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.77	$10.16	$10.35	$10.39	$10.21	$10.36

Income from investment operations
Net investment income (loss)	0.21	0.41	0.43	0.42	0.41	0.42
Net realized and unrealized gains or losses on investments	(0.27)	(0.24)	(0.16)	0	0.20	(0.14)

Total from investment operations	(0.06)	0.17	0.27	0.42	0.61	0.28

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.43)	(0.43)	(0.41)	(0.42)
Net realized gains	0[1]	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)

Total distributions to shareholders	(0.21)	(0.56)	(0.46)	(0.46)	(0.43)	(0.43)

Net asset value, end of period	$9.50	$9.77	$10.16	$10.35	$10.39	$10.21

Total return	(0.62%)	1.65%	2.71%	4.05%	5.98%	2.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$174,223	$231,917	$288,926	$293,573	$309,708	$328,574
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.63%[2]	0.61%	0.60%	0.59%	0.59%	0.60%
Expenses excluding waivers/reimbursements
and expense reductions	0.63%[2]	0.61%	0.60%	0.59%	0.59%	0.60%
Net investment income (loss)	4.34%[2]	4.16%	4.23%	4.10%	3.91%	4.01%
Portfolio turnover rate	1%	19%	61%	33%	37%	42%

1 Amount represents less than $0.005 per share.
2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 100.4%
AIRPORT 0.0%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$ 85,000	$ 86,218

COMMUNITY DEVELOPMENT DISTRICT 1.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	738,157
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,500,000	1,154,055
Lancaster Cnty., SC RB, Sun City Carolina Lakes Impt., 5.45%, 12/01/2037	1,700,000	1,309,969

		3,202,181

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	835,000	837,004

EDUCATION 22.5%
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.,
5.25%, 12/01/2025 ‡	10,000,000	9,380,200
Clemson Univ., South Carolina RB, 6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	565,202
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RB, 5.00%,
12/01/2030	5,030,000	4,595,710
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RRB, Growth Remedy
Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	1,897,960
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow, 5.25%, 12/01/2021	1,000,000	1,004,840
Kershaw Cnty., SC Pub. Sch. Dist. Installment Purchase Proj. RB:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,075,912
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,236,859
Lancaster, SC Edl. Assistance Program RB, Sch. Dist. Proj., 5.00%, 12/01/2026	8,000,000	7,333,360
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB, 5.25%, 12/01/2024	3,000,000	2,784,930
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty.
Sch. Dist. No. 1:
5.00%, 12/01/2027	3,320,000	3,068,543
5.25%, 12/01/2024	2,110,000	2,008,192
5.25%, 12/01/2026	2,340,000	2,193,820
Newberry Cnty., SC Sch. Dist. RB, Investing in Children’s Ed. Proj.:
5.00%, 12/01/2030	2,000,000	1,691,980
5.25%, 12/01/2017	1,000,000	995,390
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,369,069
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,474,804

		50,676,771

ELECTRIC REVENUE 3.2%
South Carolina Pub. Svcs. Auth. RB, Ser. A, 5.75%, 01/01/2015, (Insd. by MBIA)	1,000,000	1,060,300
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,727,565
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,433,673

		7,221,538

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 12.8%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	$ 1,200,000	$ 1,283,220
6.00%, 03/01/2016	1,325,000	1,416,889
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,339,377
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,197,758
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,685,376
Berkeley Cnty., SC Sch. Dist. GO:
5.50%, 01/15/2014 , (Insd. by FSA & South Carolina State Dept. of Ed.)	1,570,000	1,705,585
5.50%, 01/15/2016 , (Insd. by FSA & South Carolina State Dept. of Ed.)	1,100,000	1,194,996
5.50%, 01/15/2018, (Insd. by FSA & South Carolina State Dept. of Ed.)	9,715,000	10,553,988
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,037,320
5.50%, 04/01/2025	2,700,000	2,866,077
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	561,630
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by South
Carolina State Dept. of Ed.)	1,665,000	1,740,591
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,058,990
5.375%, 04/01/2020	1,005,000	1,064,285

		28,706,082

GENERAL OBLIGATION - STATE 0.5%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,081,180

HOSPITAL 14.8%
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,262,056
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,652,985
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.00%, 11/01/2023	2,000,000	1,891,700
5.50%, 05/01/2024	2,085,000	2,282,700
6.00%, 11/01/2018	6,650,000	7,470,211
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,006,440
Ser. B, 5.625%, 01/01/2020	1,000,000	990,130
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%,
12/01/2029	1,265,000	1,170,682
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.50%, 02/01/2011, (Insd. by FSA)	265,000	273,496
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,085,238
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,678,544
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,598,477
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,005,160
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,088,530
5.50%, 04/15/2017, (Insd. by FSA)	500,000	518,730

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Virginia Small Business Funding Auth. RB, Wellmont Hlth. Sys. Proj., Ser. A, 5.25%,
09/01/2037	$ 1,500,000	$ 1,333,935

		33,309,014

HOUSING 3.0%
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	1,535,000	1,353,502
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	225,000	225,306
6.35%, 07/01/2025, (Insd. by FHA)	185,000	187,411
6.55%, 07/01/2015	15,000	15,399
Ser. A-2, 5.30%, 07/01/2023	3,500,000	3,403,120
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	575,000	587,029
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,022,120

		6,793,887

INDUSTRIAL DEVELOPMENT REVENUE 3.2%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%,
10/01/2014	2,000,000	2,038,840
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	708,870
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 4.35%, 03/01/2031	4,000,000	4,051,720
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 6.10%,
04/01/2023	325,000	317,655

		7,117,085

PRE-REFUNDED 17.7%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%,
05/01/2017	400,000	471,508
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow:
5.875%, 12/01/2016	9,000,000	10,026,450
5.875%, 12/01/2017	2,000,000	2,228,100
5.875%, 12/01/2018	1,000,000	1,115,450
6.00%, 12/01/2020	5,000,000	5,597,450
6.00%, 12/01/2021	1,000,000	1,119,491
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,090,100
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,257,315
6.375%, 08/15/2027	1,500,000	1,682,460
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	759,579
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,183,488
6.75%, 01/01/2019 , (Insd. by FGIC)	500,000	591,371
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	333,749
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,218,190
Western Carolina Regl. Sewer Auth., South Carolina RRB, 5.50%, 03/01/2010,
(Insd. by FGIC)	1,975,000	2,055,027

		39,729,728

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 1.6%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd.
by MBIA)	$ 3,495,000	$ 3,651,366

RESOURCE RECOVERY 2.0%
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,048,150
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,545,750

		4,593,900

SPECIAL TAX 3.3%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,050,520
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2014	500,000	524,020
6.00%, 04/01/2015	1,000,000	1,044,150
Myrtle Beach, SC TRAN, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 11/01/2026	1,500,000	1,230,615
5.30%, 11/01/2035	2,500,000	1,943,650
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,506,735

		7,299,690

TRANSPORTATION 4.3%
Columbia, SC Parking Facs. RRB:
5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,004,380
Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS Finl. Guaranty)	6,060,000	5,715,247
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	1,858,540

		9,578,167

UTILITY 0.5%
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,147,320

WATER & SEWER 9.2%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,735,789
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,825,278
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	754,735
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,578,020
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	4,824,337
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,134,886
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	523,695
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by
MBIA)	3,750,000	3,978,300
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,265,538

		20,620,578

Total Municipal Obligations (cost $225,692,005)		225,651,709

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø
(cost $2,118,430)	2,118,430	$ 2,118,430

Total Investments (cost $227,810,435) 101.3%		227,770,139
Other Assets and Liabilities (1.3%)		(2,933,010)

Net Assets 100.0%		$ 224,837,129

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of February 29, 2008:

South Carolina	91.6%
Virginia	2.4%
Puerto Rico	1.9%
Virgin Islands	1.2%
Florida	0.8%
Nevada	0.5%
Georgia	0.4%
Maryland	0.3%
Non-state specific	0.9%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 29, 2008:

AAA	50.0%
AA	19.1%
A	20.4%
BBB	6.5%
NR	4.0%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 29, 2008:

Less than 1 year	1.9%
1 to 3 year(s)	12.6%
3 to 5 years	26.6%
5 to 10 years	20.9%
10 to 20 years	31.1%
20 to 30 years	6.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008 (unaudited)

Assets
Investments in securities, at value (cost $225,692,005)	$ 225,651,709
Investments in affiliated money market fund, at value (cost $2,118,430)	2,118,430

Total investments	227,770,139
Receivable for Fund shares sold	8,938
Interest receivable	3,241,721
Prepaid expenses and other assets	2,656

Total assets	231,023,454

Liabilities
Dividends payable	738,517
Payable for floating-rate notes issued	2,500,000
Payable for Fund shares redeemed	2,915,481
Advisory fee payable	7,878
Distribution Plan expenses payable	154
Due to other related parties	2,869
Accrued expenses and other liabilities	21,426

Total liabilities	6,186,325

Net assets	$ 224,837,129

Net assets represented by
Paid-in capital	$ 227,074,799
Overdistributed net investment income	(207,049)
Accumulated net realized losses on investments	(1,990,325)
Net unrealized losses on investments	(40,296)

Total net assets	$ 224,837,129

Net assets consists of
Class A	$ 38,912,690
Class B	6,627,274
Class C	5,074,057
Class I	174,223,108

Total net assets	$ 224,837,129

Shares outstanding (unlimited number of shares authorized)
Class A	4,095,509
Class B	697,489
Class C	534,039
Class I	18,336,570

Net asset value per share
Class A	$9.50
Class A — Offering price (based on sales charge of 4.75%)	$9.97
Class B	$9.50
Class C	$9.50
Class I	$9.50

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2008 (unaudited)

Investment income
Interest	$ 6,507,856
Income from affiliate	27,367

Total investment income	6,535,223

Expenses
Advisory fee	551,986
Distribution Plan expenses
Class A	68,301
Class B	36,257
Class C	26,551
Administrative services fee	131,004
Transfer agent fees	19,296
Trustees’ fees and expenses	4,220
Printing and postage expenses	9,100
Custodian and accounting fees	41,697
Registration and filing fees	39,674
Professional fees	9,611
Interest and fee expense	18,128
Other	4,039

Total expenses	959,864
Less: Expense reductions	(2,482)
Expense reimbursements	(11,384)

Net expenses	945,998

Net investment income	5,589,225

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,064,478)
Net change in unrealized gains or losses on investments	(4,786,282)

Net realized and unrealized gains or losses on investments	(5,850,760)

Net decrease in net assets resulting from operations	$ (261,535)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2008		Year Ended
	(unaudited)		August 31, 2007

Operations
Net investment income	$ 5,589,225		$ 13,646,525
Net realized gains or losses on
investments		(1,064,478)		298,774
Net change in unrealized gains or losses
on investments		(4,786,282)		(8,159,035)

Net increase (decrease) in net assets
resulting from operations		(261,535)		5,786,264

Distributions to shareholders from
Net investment income
Class A		(934,748)		(1,935,680)
Class B		(121,531)		(261,688)
Class C		(89,074)		(187,773)
Class I		(4,447,359)		(11,245,280)
Net realized gains
Class A		(5,380)		(694,541)
Class B		(830)		(120,648)
Class C		(523)		(84,493)
Class I		(24,002)		(3,982,045)

Total distributions to shareholders		(5,623,447)		(18,512,148)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	291,660	2,877,209	513,392	5,126,017
Class B	20,860	206,193	14,267	142,963
Class C	34,194	338,099	39,322	395,433
Class I	1,961,689	19,351,349	3,699,124	37,119,525

		22,772,850		42,783,938

Net asset value of shares issued in
reinvestment of distributions
Class A	52,694	516,697	155,509	1,559,957
Class B	6,773	66,401	23,582	236,768
Class C	7,091	69,506	20,952	210,200
Class I	18,216	178,651	210,606	2,122,162

		831,255		4,129,087

Automatic conversion of Class B shares
to Class A shares
Class A	1,539	15,277	27,772	278,563
Class B	(1,539)	(15,277)	(27,772)	(278,563)

		0		0

Payment for shares redeemed
Class A	(1,153,513)	(11,357,157)	(767,019)	(7,673,599)
Class B	(91,126)	(898,911)	(116,776)	(1,168,432)
Class C	(51,581)	(510,046)	(138,825)	(1,391,408)
Class I	(7,387,419)	(72,688,441)	(8,609,866)	(85,983,409)

		(85,454,555)		(96,216,848)

Net decrease in net assets resulting from
capital share transactions		(61,850,450)		(49,303,823)

Total decrease in net assets		(67,735,432)		(62,029,707)
Net assets
Beginning of period		292,572,561		354,602,268

End of period	$ 224,837,129		$ 292,572,561

Overdistributed net investment income	$ (207,049)		$ (203,562)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen South Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts
In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions
The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations
The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. For the six months ended February 29, 2008 advisory fee was equivalent to 0.42% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 29, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $11,384.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended February 29, 2008, EIS received $3,188 from the sale of Class A shares and $22, $8,759 and $978 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,504,455 and $64,061,855, respectively, for the six months ended February 29, 2008.

At February 29, 2008, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$2,500,000	0.78%	$9,380,200

During the six months ended February 29, 2008, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $7,139.

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $228,005,880. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,692,600 and $7,928,341, respectively, with a net unrealized depreciation of $235,741.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and elected to defer post-October losses of $680,595.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended February 29, 2008, the Fund had average borrowings outstanding of $209,714 (on an annualized basis) at an average rate of 5.24% and paid interest of $10,989.

10. CONCENTRATION OF RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

13. SUBSEQUENT EVENT
Effective at the close of business on April 11, 2008, Evergreen Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Evergreen Municipal Bond Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Municipal Bond Fund.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS
On March 20, 2008, a Special Meeting of Shareholders for the Fund was held to consider proposals (providing for the acquisition of all of the assets of the Fund by Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, in exchange for shares of Evergreen Municipal Bond Fund and the assumption by Evergreen Municipal Bond Fund for all of the liabilities of the Fund.) On December 31, 2007, the record date for the meeting, the Fund had $245,995,994 of net assets outstanding of which $193,177,314 (78.53%) of net assets were represented at the meeting.

Proposal 1 – The proposed reorganization of the Fund into Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, a Delaware business trust:

185,227,291	voted “For”
7,057,184	voted “Against”
892,839	voted “Abstain”

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT
Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen South Carolina Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams,

ADDITIONAL INFORMATION (unaudited) continued

and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer

ADDITIONAL INFORMATION (unaudited) continued

mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally.

ADDITIONAL INFORMATION (unaudited) continued

The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states, the generally limited sizes of those funds, and the effect of the funds’ lack of scale and, in some cases, limited investment opportunities, on the funds’ historical performance records. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees considered in this regard that the number of other mutual funds focusing their investments in South Carolina municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of its peer funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, but near the median of that group, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the

ADDITIONAL INFORMATION (unaudited) continued

Fund. The Trustees noted that, in light of the size of the Fund, and the relatively small potential investor base, it was unlikely that the Fund would achieve a size affording the potential for realization of significant economies.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565572 rv5 4/2008

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565572  rv5    4/2008

Evergreen Virginia Municipal Bond Fund

Evergreen

VIRGINIA MUNICIPAL BOND FUND

Semiannual Report
as of February 29, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	FUND AT A GLANCE
3	ABOUT YOUR FUND’S EXPENSES
4	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

FUND AT A GLANCE

as of February 29, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGVRX	EVABX	EVACX	EGVZX

6-month return with sales charge	-5.94%	-6.43%	-2.55%	N/A

6-month return w/o sales charge	-1.21%	-1.58%	-1.58%	-1.09%

Average annual return*

1-year with sales charge	-8.03%	-8.79%	-5.07%	N/A

1-year w/o sales charge	-3.42%	-4.14%	-4.14%	-3.18%

5-year	0.90%	0.82%	1.17%	2.18%

10-year	3.09%	2.84%	3.15%	3.87%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective December 10, 2007, Mr. Kiselak replaced Charles E. Jeanne as portfolio manager of the fund.

1

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Virginia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of February 29, 2008, and subject to change.

2

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2007	2/29/2008	Period*

Actual
Class A	$ 1,000.00	$ 987.85	$ 4.45
Class B	$ 1,000.00	$ 984.16	$ 8.14
Class C	$ 1,000.00	$ 984.16	$ 8.14
Class I	$ 1,000.00	$ 989.09	$ 3.21
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.39	$ 4.52
Class B	$ 1,000.00	$ 1,016.66	$ 8.27
Class C	$ 1,000.00	$ 1,016.66	$ 8.27
Class I	$ 1,000.00	$ 1,021.63	$ 3.27

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C and 0.65% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Income from investment operations
Net investment income (loss)	0.20	0.39	0.41	0.41	0.40	0.41
Net realized and unrealized gains or losses on investments	(0.31)	(0.35)	(0.14)	(0.09)	0.14	(0.17)

Total from investment operations	(0.11)	0.04	0.27	0.32	0.54	0.24

Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.40)	(0.41)	(0.40)	(0.41)
Net realized gains	0	(0.13)	0	0	0	0

Total distributions to shareholders	(0.20)	(0.52)	(0.40)	(0.41)	(0.40)	(0.41)

Net asset value, end of period	$ 9.44	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31

Total return[1]	(1.21%)	0.27%	2.72%	3.09%	5.31%	2.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$49,154	$55,296	$63,613	$68,171	$71,898	$76,374
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.90%[2]	0.88%	0.88%	0.90%	0.92%	0.89%
Expenses excluding waivers/reimbursements
and expense reductions	0.95%[2]	0.93%	0.93%	0.92%	0.92%	0.89%
Net investment income (loss)	4.03%[2]	3.82%	3.98%	3.91%	3.82%	3.92%
Portfolio turnover rate	14%	49%	65%	23%	23%	26%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Income from investment operations
Net investment income (loss)	0.16	0.31	0.33	0.33	0.33	0.34
Net realized and unrealized gains or losses on investments	(0.31)	(0.35)	(0.13)	(0.09)	0.14	(0.17)

Total from investment operations	(0.15)	(0.04)	0.20	0.24	0.47	0.17

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.33)	(0.33)	(0.33)	(0.34)
Net realized gains	0	(0.13)	0	0	0	0

Total distributions to shareholders	(0.16)	(0.44)	(0.33)	(0.33)	(0.33)	(0.34)

Net asset value, end of period	$ 9.44	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31

Total return[1]	(1.58%)	(0.48%)	2.00%	2.37%	4.57%	1.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,249	$9,873	$13,476	$19,173	$21,836	$26,841
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.65%[2]	1.63%	1.62%	1.62%	1.62%	1.62%
Expenses excluding waivers/reimbursements
and expense reductions	1.65%[2]	1.63%	1.62%	1.62%	1.62%	1.62%
Net investment income (loss)	3.28%[2]	3.07%	3.24%	3.19%	3.14%	3.18%
Portfolio turnover rate	14%	49%	65%	23%	23%	26%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Income from investment operations
Net investment income (loss)	0.16	0.31	0.33	0.33	0.33	0.34
Net realized and unrealized gains or losses on investments	(0.31)	(0.35)	(0.13)	(0.09)	0.14	(0.17)

Total from investment operations	(0.15)	(0.04)	0.20	0.24	0.47	0.17

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.33)	(0.33)	(0.33)	(0.34)
Net realized gains	0	(0.13)	0	0	0	0

Total distributions to shareholders	(0.16)	(0.44)	(0.33)	(0.33)	(0.33)	(0.34)

Net asset value, end of period	$ 9.44	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31

Total return[1]	(1.58%)	(0.48%)	2.00%	2.37%	4.57%	1.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,929	$2,048	$2,197	$3,091	$4,021	$5,079
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.65%[2]	1.64%	1.63%	1.62%	1.62%	1.62%
Expenses excluding waivers/reimbursements
and expense reductions	1.65%[2]	1.64%	1.63%	1.62%	1.62%	1.62%
Net investment income (loss)	3.28%[2]	3.07%	3.24%	3.19%	3.13%	3.14%
Portfolio turnover rate	14%	49%	65%	23%	23%	26%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 29, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Income from investment operations
Net investment income (loss)	0.21	0.41	0.43	0.44[1]	0.43	0.44
Net realized and unrealized gains or losses on investments	(0.31)	(0.35)	(0.13)	(0.09)	0.14	(0.17)

Total from investment operations	(0.10)	0.06	0.30	0.35	0.57	0.27

Distributions to shareholders from
Net investment income	(0.21)	(0.41)	(0.43)	(0.44)	(0.43)	(0.44)
Net realized gains	0	(0.13)	0	0	0	0

Total distributions to shareholders	(0.21)	(0.54)	(0.43)	(0.44)	(0.43)	(0.44)

Net asset value, end of period	$ 9.44	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31

Total return	(1.09%)	0.52%	3.02%	3.40%	5.62%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$107,502	$142,243	$174,034	$187,243	$201,136	$209,094
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.65%[2]	0.63%	0.62%	0.62%	0.62%	0.62%
Expenses excluding waivers/reimbursements
and expense reductions	0.65%[2]	0.63%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	4.26%[2]	4.06%	4.23%	4.19%	4.12%	4.19%
Portfolio turnover rate	14%	49%	65%	23%	23%	26%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.6%
AIRPORT 7.0%
Capital Region Virginia Arpt. Auth. RRB, Ser. A, 5.00%, 07/01/2024	$2,665,000	$2,583,797
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.75%, 10/01/2017	1,860,000	1,983,690
5.75%, 10/01/2018	6,680,000	7,073,586

		11,641,073

COMMUNITY DEVELOPMENT DISTRICT 4.6%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,190,000	5,876,353
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	499,000	509,643
6.625%, 07/01/2025	500,000	492,105
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,000,000	769,370

		7,647,471

CONTINUING CARE RETIREMENT COMMUNITY 10.1%
Albemarle Cnty., VA IDA Residential Care Facs. RRB, Westminster Canterbury,
5.00%, 01/01/2031	1,250,000	1,027,075
Fairfax Cnty., VA EDA Residential Care Facs. RB, Goodwin House, Inc., 5.125%,
10/01/2042	4,250,000	3,534,427
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	840,000	842,016
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury,
5.00%, 10/01/2035	2,750,000	2,294,243
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B,
5.00%, 08/01/2028	5,000,000	4,979,700
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B, 5.00%, 01/01/2017	1,000,000	935,350
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr., 5.30%,
09/01/2031	3,630,000	3,163,073

		16,775,884

EDUCATION 6.3%
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%,
01/01/2021	1,750,000	1,765,837
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,195,537
Washington & Lee Univ. Proj., 5.25%, 01/01/2026, (Insd. by MBIA)	3,115,000	3,213,621
Virginia Pub. Sch. Auth. RB, Sch. Fin. Auth., Ser. A, 5.00%, 08/01/2013	1,250,000	1,323,000

		10,497,995

ELECTRIC REVENUE 2.8%
Puerto Rico Elec. Power Auth. RB, Ser. TT, 5.00%, 07/01/2023	5,000,000	4,728,000

GENERAL OBLIGATION - LOCAL 2.2%
Portsmouth, VA Pub. Impt. Refunding GO, Ser. A, 5.50%, 06/01/2018, (Insd. by
FGIC)	415,000	416,967
Richmond, VA GO, 5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,136,160
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,173,843

		3,726,970

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 0.8%
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	$1,200,000	$1,329,780

HOSPITAL 18.9%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2011	1,410,000	1,476,312
Charlotte Cnty., VA IDA RB, Halifax Regl. Hosp., Inc:
5.00%, 09/01/2027	1,100,000	1,013,694
5.00%, 09/01/2037	3,000,000	2,628,450
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010,
(Insd. by MBIA)	2,000,000	2,017,380
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,549,763
5.50%, 07/01/2018	3,670,000	3,755,584
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,270,688
Virginia Small Business Funding Auth. RB, Wellmont Hlth. Sys. Proj., Ser. A:
5.125%, 09/01/2022	1,000,000	944,700
5.25%, 09/01/2027	1,500,000	1,392,810
5.25%, 09/01/2037	4,000,000	3,557,160
Winchester, VA IDA Hosp. RB, Valley Hlth. Sys., 5.00%, 01/01/2026	10,680,000	9,871,417

		31,477,958

HOUSING 4.3%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032,
(Insd. by FNMA)	1,850,000	1,885,927
Fairfax Cnty., VA Redev. & Hsg. Auth. RB, Hsg. for the Elderly, 6.00%, 09/01/2016,
(Insd. by FHA)	500,000	503,975
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%,
04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	504,625
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,007,650
Ser. C, 7.00%, 07/01/2029	1,245,000	1,246,096
Virginia HDA MHRB:
Ser. H, 5.55%, 05/01/2015	1,000,000	1,012,240
Ser. I, 5.45%, 05/01/2018	500,000	508,020
Ser. O, 6.05%, 11/01/2017	500,000	503,920

		7,172,453

INDUSTRIAL DEVELOPMENT REVENUE 5.9%
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 4.25%, 09/01/2030	5,000,000	5,063,800
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,111,160
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%,
07/01/2022	2,000,000	1,643,880
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	1,000,000	1,006,950

		9,825,790

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 8.6%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB, James Lee Cmnty. Ctr., 5.25%,
06/01/2019	$1,000,000	$1,039,590
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,049,680
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,152,682
Montgomery Cnty., VA IDA Lease RRB, Ser. B, 5.00%, 03/01/2021, (Insd. by
AMBAC)	1,490,000	1,461,660
New Kent Cnty., VA EDA Lease RB, Sch. & Governmental Proj., 5.00%,
02/01/2024	5,680,000	5,587,927
Prince William Cnty., VA IDA RRB, American Type Culture Collection Proj., 5.25%,
02/01/2018	1,175,000	1,238,791
Virginia Biotechnology Research Park RB:
Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,540,878
Consolidated Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,299,961

		14,371,169

PRE-REFUNDED 12.8%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,848,948
5.50%, 07/01/2017	1,425,000	1,540,282
5.50%, 07/01/2018	1,000,000	1,080,900
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,550,000	1,599,693
Bristol, VA Util. Sys. RRB:
5.50%, 11/01/2018, (Insd. by FSA)	1,095,000	1,201,445
5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,132,540
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	827,700
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%,
08/15/2027	1,500,000	1,682,460
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by
AMBAC)	2,190,000	2,384,100
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017,
(Insd. by AMBAC)	1,055,000	1,142,428
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	536,365
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,676,401
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,344,799
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,378,548

		21,376,609

PUBLIC FACILITIES 0.6%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%,
07/15/2017	1,000,000	1,021,880

RESOURCE RECOVERY 2.3%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj.,
5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,873,398

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 3.3%
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj., Ser. B, 5.45%,
03/01/2036	$2,000,000	$1,515,380
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,015,040
5.50%, 10/01/2018	2,000,000	2,008,980
5.50%, 10/01/2022	1,000,000	979,340

		5,518,740

TRANSPORTATION 4.0%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	1,000,000	929,270
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,575,007
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,064,080

		6,568,357

WATER & SEWER 3.1%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	285,000	285,296
Upper Occoquan Sewer Auth. Virginia Regl. RRB, 5.00%, 07/01/2025	5,000,000	4,931,250

		5,216,546

Total Municipal Obligations (cost $166,342,561)		162,770,073

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.90% q ø
(cost $2,423,752)	2,423,752	2,423,752

Total Investments (cost $168,766,313) 99.0%		165,193,825
Other Assets and Liabilities 1.0%		1,640,648

Net Assets 100.0%		$166,834,473

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 29, 2008 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of February 29, 2008:

Virginia	81.9%
District of Columbia	5.5%
Puerto Rico	4.0%
Virgin Islands	3.4%
Maryland	1.2%
South Carolina	1.0%
Florida	0.6%
Georgia	0.5%
Nevada	0.5%
Non-state specific	1.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s rating as of February 29, 2008:

AAA	39.7%
AA	19.9%
A	14.6%
BBB	12.0%
NR	13.8%

100.0%

The following table shows the percent of total investments based on effective maturity as of February 29, 2008:

Less than 1 year	5.3%
1 to 3 year(s)	6.6%
3 to 5 years	13.0%
5 to 10 years	18.1%
10 to 20 years	45.3%
20 to 30 years	9.5%
Greater than 30 years	2.2%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008 (unaudited)

Assets
Investments in securities, at value (cost $166,342,561)	$162,770,073
Investments in affiliated money market fund, at value (cost $2,423,752)	2,423,752

Total investments	165,193,825
Receivable for Fund shares sold	4,952
Interest receivable	2,318,786
Prepaid expenses and other assets	1,881

Total assets	167,519,444

Liabilities
Dividends payable	475,277
Payable for Fund shares redeemed	152,808
Advisory fee payable	5,657
Due to other related parties	6,033
Accrued expenses and other liabilities	45,196

Total liabilities	684,971

Net assets	$166,834,473

Net assets represented by
Paid-in capital	$173,132,594
Overdistributed net investment income	(225,218)
Accumulated net realized losses on investments	(2,500,415)
Net unrealized losses on investments	(3,572,488)

Total net assets	$166,834,473

Net assets consists of
Class A	$49,154,413
Class B	8,249,114
Class C	1,928,869
Class I	107,502,077

Total net assets	$166,834,473

Shares outstanding (unlimited number of shares authorized)
Class A	5,207,040
Class B	873,845
Class C	204,328
Class I	11,388,048

Net asset value per share
Class A	$9.44
Class A — Offering price (based on sales charge of 4.75%)	$9.91
Class B	$9.44
Class C	$9.44
Class I	$9.44

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2008 (unaudited)

Investment income
Interest	$4,789,789
Income from affiliate	24,958

Total investment income	4,814,747

Expenses
Advisory fee	411,167
Distribution Plan expenses
Class A	79,247
Class B	45,871
Class C	10,129
Administrative services fee	97,584
Transfer agent fees	32,781
Trustees’ fees and expenses	2,521
Printing and postage expenses	12,806
Custodian and accounting fees	30,568
Registration and filing fees	36,459
Professional fees	7,462
Interest expense	4,145
Other	2,765

Total expenses	773,505
Less: Expense reductions	(1,843)
Expense reimbursements	(13,208)

Net expenses	758,454

Net investment income	4,056,293

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,445,370)
Net change in unrealized gains or losses on investments	(3,718,396)

Net realized and unrealized gains or losses on investments	(5,163,766)

Net decrease in net assets resulting from operations	$(1,107,473)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2008		Year Ended
	(unaudited)		August 31, 2007

Operations
Net investment income		$4,056,293		$9,298,249
Net realized losses on investments		(1,445,370)		(201,348)
Net change in unrealized gains or losses
on investments		(3,718,396)		(7,531,093)

Net increase (decrease) in net assets
resulting from operations		(1,107,473)		1,565,808

Distributions to shareholders from
Net investment income
Class A		(1,063,513)		(2,334,585)
Class B		(150,049)		(366,339)
Class C		(33,148)		(66,534)
Class I		(2,808,240)		(6,539,135)
Net realized gains
Class A		0		(793,353)
Class B		0		(159,811)
Class C		0		(27,725)
Class I		0		(2,132,178)

Total distributions to shareholders		(4,054,950)		(12,419,660)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	101,282	995,227	455,365	4,601,886
Class B	17,150	168,190	22,931	230,183
Class C	10,548	104,053	21,248	215,334
Class I	1,036,230	10,183,549	2,143,035	21,545,051

		11,451,019		26,592,454

Net asset value of shares issued in
reinvestment of distributions
Class A	71,227	696,962	209,445	2,117,425
Class B	11,853	116,003	41,003	414,839
Class C	2,009	19,657	6,370	64,442
Class I	5,457	53,355	26,655	270,235

		885,977		2,866,941

Automatic conversion of Class B shares
to Class A shares
Class A	26,699	264,004	80,868	816,862
Class B	(26,699)	(264,004)	(80,868)	(816,862)

		0		0

Payment for shares redeemed
Class A	(663,152)	(6,519,710)	(1,291,829)	(13,032,792)
Class B	(140,984)	(1,385,822)	(287,616)	(2,897,594)
Class C	(18,316)	(179,990)	(32,271)	(327,395)
Class I	(4,241,990)	(41,714,916)	(4,590,958)	(46,207,058)

		(49,800,438)		(62,464,839)

Net decrease in net assets resulting from
capital share transactions		(37,463,442)		(33,005,444)

Total decrease in net assets		(42,625,865)		(43,859,296)
Net assets
Beginning of period		209,460,338		253,319,634

End of period	$ 166,834,473		$ 209,460,338

Overdistributed net investment income	$ (225,218)		$ (226,561)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. For the six months ended February 29, 2008, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets (on an annualized basis).

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 29, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $13,208.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 29, 2008, EIS received $544 from the sale of Class A shares and $9,766 and $109 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $27,213,535 and $65,671,504, respectively, for the six months ended February 29, 2008.

On February 29, 2008, the aggregate cost of securities for federal income tax purposes was $168,799,223. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,104,446 and $6,709,844, respectively, with a net unrealized depreciation of $3,605,398.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and elected to defer post-October losses of $1,022,135.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 29, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended February 29, 2008, the Fund had average borrowings outstanding of $86,715 (on an annualized basis) at an average rate of 4.78% and paid interest of $4,145.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

13. SUBSEQUENT EVENT

Effective at the close of business on April 11, 2008, Evergreen Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Evergreen Municipal Bond Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Municipal Bond Fund.

21

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 20, 2008, a Special Meeting of Shareholders for the Fund was held to consider a proposal providing for the acquisition of all of the assets of the Fund by Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, in exchange for shares of Evergreen Municipal Bond Fund and the assumption by Evergreen Municipal Bond Fund for all of the liabilities of the Fund. On December 31, 2007, the record date for the meeting, the Fund had $188,330,706 of net assets outstanding of which $146,533,342 (77.81%) of net assets were represented at the meeting.

Proposal 1 – The proposed reorganization of the Fund into Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, a Delaware business trust:

        $ 142,673,431 voted “For”
        $ 3,161,277 voted “Against”
        $ 698,634 voted “Abstain”

22

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Virginia Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

23

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer

24

ADDITIONAL INFORMATION (unaudited) continued

mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

25

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states, the generally limited sizes of those funds, and the effect of the funds’ lack of scale and, in some cases, limited investment opportunities, on the funds’ historical performance records. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and underperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees considered in this regard that the number of other mutual funds focusing their investments in Virginia municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of its peer funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, but also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees also noted that the Fund’s performance and expenses were likely affected adversely by the Fund’s relatively small size.

26

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund. The Trustees noted that, in light of the size of the Fund, and the relatively small potential investor base, it was unlikely that the Fund would achieve a size affording the potential for realization of significant economies.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 12/12/1970	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565573 rv5 4/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2008

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: April 28, 2008